As filed with the Securities and Exchange
               Commission on April 14, 1998

                                          File Nos. 33-34001
                                                    811-6068

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C. 20549

                         FORM N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                Pre-Effective Amendment No.

              Post-Effective Amendment No. 14              X

                          and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                          OF l940

                     Amendment No. 14                      X


             ACM INSTITUTIONAL RESERVES, INC.
    (Exact Name of Registrant as Specified in Charter)

  1345 Avenue of the Americas, New York, New York  10105
  (Address of Principal Executive Office)     (Zip Code)

         Registrant's Telephone Number, including
                 Area Code:(800) 221-5672


                   EDMUND P. BERGAN, JR.
             Alliance Capital Management L.P.
                1345 Avenue of the Americas
                 New York, New York l0105
          (Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)
          immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
          60 days after filing pursuant to paragraph (a)
          on (date) pursuant to paragraph (a)
      X   75 days after filing pursuant to paragraph (a)
          (ii)
          on (date) pursuant to paragraph (a) (ii) of Rule
          485

    If appropriate, check the following box:
    / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   CROSS REFERENCE SHEET
               (as required by Rule 404(c))

N-1A Item No.                     Location in Prospectuses

PART A

Item 1.    Cover Page..................Cover Page

Item 2.    Synopsis....................Expense Information

Item 3.    Financial Highlights........Financial Highlights

Item 4.    General Description of
           Registrant..................Investment Objectives
                                       and Policies

Item 5.    Management of the Fund......Additional
                                       Information

Item 6.    Capital Stock and Other
           Securities..................Additional
                                       Information

Item 7.    Purchase of Securities
           Being Offered...............Purchase and
                                       Redemption of Shares;
                                       Additional
                                       Information

Item 8.    Redemption or Repurchase....Purchase and
                                       Redemption of Shares

Item 9.    Pending Legal Proceedings...Not Applicable


PART B                            Location in Statements
                                  Of Additional Information

Item 10.   Cover Page..................Cover Page

Item 11.   Table of Contents...........Cover Page

Item 12.   General Information and
           History.....................Management; General
                                       Information

Item 13.   Investment Objectives
           and Policies................Investment Objectives
                                       and Policies;
                                       Investment
                                       Restrictions

Item 14.   Management of the Fund......Management

Item 15.   Control Persons and
           Principal Holders of
           Securities..................Not Applicable

Item 16.   Investment Advisory and
           Other Services..............Management

Item 17.   Brokerage Allocation........General Information

Item 18.   Capital Stock and Other
           Securities..................General Information;
                                       Daily Dividends -
                                       Determination of Net
                                       Asset Value

Item 19.   Purchase, Redemption and
           Pricing of Securities Being
           Offered.....................Purchase and
                                       Redemption of Shares;
                                       Daily Dividends-
                                       Determination of Net
                                       Asset Value

Item 20.   Tax Status..................Taxes

Item 21.   Underwriters................General Information

Item 22.   Calculation of Performance
           Data........................General Information

Item 23.   Financial Statements........Financial Statements;
                                       Report of Independent
                                       Accountants

-----------------------------------------------------------------

                      Shareholder Services

    Shareholder representatives are available to answer your questions about the status of your account or other Fund matters.
Call toll-free (800) 237-5822 or write the Fund, c/o Alliance
Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey
07096-1520.


    YIELDS. For recorded current yield information on the Class A shares of the Portfolios, call on a touch-tone telephone toll-free (800) 251-0539.

-----------------------------------------------------------------

    Alliance Institutional Reserves, Inc. (the "Fund") is an open-end investment company. The Prime Portfolio, the Government Portfolio, the Tax-Free Portfolio and the Treasury Portfolio (each a "Portfolio" and collectively the "Portfolios"), each of which is diversified, are offered by this prospectus. The Fund's investment objectives are--in the following order of priority-- safety of principal, excellent liquidity and maximum current income (which, in the case of the Tax-Free Portfolio, is exempt from federal income taxes) to the extent consistent with the first two objectives.

    The Fund offers investors a convenient and economical way to invest in managed portfolios.

    This prospectus, which offers the Class A shares of each Portfolio, sets forth information about the Portfolios that a prospective investor should know before investing. Please retain it for future reference.



    AN INVESTMENT IN THE FUND IS (I) NEITHER INSURED NOR
GUARANTEED BY THE U.S. GOVERNMENT; (II) NOT A DEPOSIT OR
OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND (III)
NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE
CAN BE NO ASSURANCE THAT A PORTFOLIO OF THE FUND WILL BE ABLE TO
MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.



    A "Statement of Additional Information," dated
[            ], 1998, which provides a further discussion of
certain matters discussed in this prospectus and certain other matters and which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, call or write the Fund at the telephone number or address shown above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 ALLIANCE INSTITUTIONAL RESERVES
                        - Prime Portfolio
                        - Government Portfolio
                        - Tax-Free Portfolio
                        - Treasury Portfolio

Alliance Capital [LOGO](R)

Prospectus
Class A Shares
[            ], 1998

(R)This registered service mark used under license from the owner, Alliance Capital Management L.P.

              EXPENSE INFORMATION - CLASS A SHARES

SHAREHOLDER TRANSACTION EXPENSES

    Class A shares of the Fund have no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.


ANNUAL FUND OPERATING EXPENSES           PRIME      GOVERNMENT  TAX-FREE     TREASURY
(as a percentage of average net          PORTFOLIO  PORTFOLIO   PORTFOLIO    PORTFOLIO
assets, net of expense reimbursement     ---------  ----------  ---------    ---------
or fee waiver)

Management Fees.......................   .20%       .20%        .20%         .20%
Other Expenses........................   None       None        None         None
                                         ---        ---         ---          ------
Total Fund Operating Expenses.........   .20%       .20%        .20%         .20%

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period):
                            1 YEAR  3 YEARS  5 YEARS  10 YEARS
                            ------  -------  -------  --------
Prime Portfolio             $2      $6       $11      $26
Government Portfolio        $2      $6       $11      $26
Tax-Free Portfolio          $2      $6       $11      $26
Treasury Portfolio          $2      $6       $11      $26

    The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Class A shares of the Prime, Government, Tax-Free and Treasury Portfolios will bear directly and indirectly. The expenses listed in the table for each Portfolio are net of voluntary expense reimbursements and voluntary fee waivers. The expenses of such Portfolios, before voluntary expense reimbursements or fee waivers, would be: Prime Portfolio:
Management Fees--.20%, Other Expenses--.09% and Total Fund Operating Expenses--.29%; Government Portfolio: Management Fees- -.20%, Other Expenses--.15% and Total Fund Operating Expenses- -.35%; Tax-Free Portfolio: Management Fees--.20%, Other Expenses- -.13% and Total Fund Operating Expenses--.33%; Treasury

Portfolio: Management Fees--.20%, Other Expenses--[ ]% and Total Operating Expenses--[ ]%. Such expenses for the Treasury Portfolio are based on estimated amounts for the Fund's current fiscal year. The example should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown.

                      FINANCIAL HIGHLIGHTS

PER CLASS A SHARE OPERATING PERFORMANCE (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD)

The following tables have been audited by McGladrey & Pullen LLP, the Fund's independent auditors, whose report thereon appears in the Statement of Additional Information. This information should be read in conjunction with the financial statements and notes thereto included in the Statement of Additional Information. As of the date of this Prospectus, the Treasury Portfolio had not yet commenced operations and accordingly no operating performance information is presented for such Portfolio.

                                                                 PRIME PORTFOLIO
                   ---------------------------------------------------------------------------------------
                   YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR        AUG. 20, 1990(A)
                   ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED       THROUGH
                   APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30   APRIL 30,  APRIL 30,   APRIL 30,
                   1998       1997       1996       1995       1994       1993       1992        1991
                   ---------  ---------  ---------  ---------  ---------  ---------  ---------   ---------
Net asset value,
  beginning of
  period ........             $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00     $  1.00
                              -------    -------    -------    -------    -------    -------     -------
INCOME FROM
  INVESTMENT
  OPERATIONS
Net investment
  income.........             0.0530     0.0560     0.0502     0.0325     0.0353     0.0535      0.0506
                              -------    -------    -------    -------    -------    -------     -------
LESS:
  DISTRIBUTIONS
Dividends from
net investment
income.........               (0.0530)   (0.0560)   (0.0502)   (0.0325)   (0.0353)   (0.0535)    (0.0506)
                              -------    -------    -------    -------    -------    -------     -------
Net asset value,
end of period .               $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00     $  1.00
                              =======    =======    =======    =======    =======    =======     =======
TOTAL RETURNS
Total investment
return based on
net asset value(b)            5.44%      5.76%      5.15%      3.30%      3.59%      5.50        7.54%(c)



                                4







                              =======    =======    =======    =======    =======    =======     =======
RATIOS/SUPPLEMENTAL
  DATA
Net assets, end
  of period (in
  millions)......             $ 867.3    $ 493.3    $ 197.8    $ 108.1    $  64.3    $25.0       $  27.2
RATIO TO AVERAGE
  NET ASSETS OF:
Expenses, net of
  waivers and
  reimbursements.             0.20%      0.20%      0.20%      0.20%      0.18%      0.02        -0-
Expenses, before
  waivers and
  reimbursements.             0.29%      0.32%      0.36%      0.42%      0.54%      0.81%       1.09%
Net investment
  income(d)......             5.31%      5.54%      5.24%      3.25%      3.42%      5.30%       6.84%(c)



































                                5







                                                        GOVERNMENT PORTFOLIO
                   ------------------------------------------------------------------
                   YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       JUL. 22, 1991(A)
                   ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      THROUGH
                   APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30,
                   1998       1997       1996       1995       1994       1993       1992
                   ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net asset value,
  beginning of
  period                      $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                              ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM
INVESTMENT
OPERATIONS Net
investment income             0.0519     0.0552     0.0493     0.0315     0.0339     0.0377
                              ---------  ---------  ---------  ---------  ---------  ---------
LESS:
 DISTRIBUTIONS Dividends
 from net investment
 investment income            (0.0519)   (0.0552)   (0.0493)   (0.0315)   (0.0339)   (0.0377)
                              ---------  ---------  ---------  ---------  ---------  ----------
Net asset value,
  end of period .             $  1.00    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                              =========  =========  =========  ========= =========   =========
TOTAL RETURNS
Total investment
  return based on
  net asset
  value(b) ......             5.33%      5.67%      5.06%      3.20%      3.45%      4.98%(c)
                              =========  =========  =========  =========  =========  =========
RATIOS/SUPPLEMENTAL
DATA Net assets, end
of period                     $ 326.5    $ 150.8    $ 104.4    $ 76.6     $  73.2    $  24.7
(in millions)
RATIO TO AVERAGE
NET ASSETS OF:
Expenses, net of
  waivers and
  reimbursements.             0.20%      0.20%      0.20%      0.20%      0.18%      0.10%(c)
Expenses, before
  waivers and
  reimbursements.             0.35%      0.36%      0.38%      0.36%      0.49%      0.86%(c)
Net investment
  income(d)......             5.22%      5.50%      4.94%      3.15%      3.30%      4.86%(c)

                                                     TAX-FREE PORTFOLIO
                   -------------------------------------------------------------------------------------------
                              YEAR       YEAR       YEAR       YEAR       YEAR       YEAR        JUL. 22, 1991(A)
                              ENDED      ENDED      ENDED      ENDED      ENDED      ENDED       THROUGH
                              APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30,  APRIL 30   APRIL 30,   APRIL 30,
                              1998       1997       1996       1995       1994       1993        1992
                              ---------  ---------  ---------  ---------  ---------  ---------   ---------

Net asset value,
beginning of period                      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00    $   1.00
                                         --------    --------   --------  --------   --------     --------

INCOME FROM INVESTMENT
OPERATIONS

Net investment income...                 0.0347     0.0372     0.0326     0.0240     0.0287      0.0334
Net unrealized loss on
investments............                  --0--       --0--     (0.0048)    --0--      --0--        --0--
                                         --------   --------   --------   --------   --------     --------

Net increase in net asset
value from operations...                 0.0347     0.0372     0.0278     0.0240     0.0287      0.0334
                                         --------   --------   --------   --------   --------    --------

LESS: DISTRIBUTIONS

Dividends from net
investment income...                     (0.0347)   (0.0372)   (0.0326)   (0.0240)   (0.0287)    (0.0334)
                                         --------    --------  --------   --------   --------    --------

ADD: CAPITAL CONTRIBUTION

Capital Contributed by
the Adviser........                      --0--      --0--      0.0048      --0--      --0--       --0--
                                         --------   --------   --------   --------   --------    --------
Net asset value,
end of period ........                   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00     $   1.00
                                         ========   ========   ========   ========   ========    ========

TOTAL RETURNS

Total investment return
based on net asset  value(b)             3.53%      3.79%      3.31%(e)   2.43%      2.92%       4.40%(c)
                                         ========   ========   ========   ========   ========    ========




                                7







RATIOS/SUPPLEMENTAL DATA

Net assets, end of pe-
 riod (in millions) ....                 $  183.1   $  183.6   $   35.5   $   35.6   $   40.9    $    8.5

RATIO TO AVERAGE NET AS-
SETS OF:

Expenses, net of waivers
and reimbursements.....                  0.20%      0.20%      0.20%      0.20%      0.18%       0.10%(c)

Expenses, before waivers
and reimbursements.....                  0.33%      0.48%      0.76%      0.69%      0.95%       2.08%(c)

Net investment income(d)...              3.46%      3.73%      3.31%      2.40%      2.73%       4.01%(c)

(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.
(e) Capital contributed by the Adviser had no material effect on net asset value, and therefore, no effect on total return.

                         --------------

    From time to time each Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the investment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvested. Further information about each Portfolio's performance is contained in the annual report to shareholders and Statement of Additional Information which may be obtained without charge by contacting Alliance Fund Services, Inc. at the address or the telephone number shown on the cover of this prospectus.

                          INTRODUCTION

    The Fund consists of five distinct Portfolios, the Class A shares of four of which, the Prime Portfolio, the Government Portfolio, the Tax-Free Portfolio and the Treasury Portfolio, are offered by this prospectus. Each Portfolio invests in a diversified portfolio of money market securities. The Fund is designed for investors who can benefit from money market income. Investors in the Fund avoid certain administrative burdens that they would incur by investing in money market instruments directly, such as monitoring of maturity dates, safeguarding of receipts and deliveries, and the maintenance of tax information and other records. At the time of investment, no security purchased by the Prime Portfolio, the Government Portfolio and the Tax-Free Portfolio can have a maturity exceeding one year, which maturity may extend to 397 days. The Treasury Portfolio may invest in high-quality money market securities which, at the time of investment, have remaining maturities of 397 days or less. The average maturity of each Portfolio cannot exceed 90 days.

               INVESTMENT OBJECTIVES AND POLICIES

    The investment objectives of each Portfolio are--in the following order of priority--safety of principal, excellent liquidity and maximum current income (which, in the case of the Tax-Free Portfolio, is exempt from federal income taxes) to the extent consistent with the first two objectives. As a matter of fundamental policy, each Portfolio, except the Treasury Portfolio, pursues its objectives by maintaining a portfolio of high-quality U.S. dollar-denominated money market securities each of which, at the time of investment, has a remaining maturity of one year or less, which maturity may extend to 397 days or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7 ("Rule 2a-7") under the Investment Company Act of 1940, as amended (the "Act"). The Treasury Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less, which maturities may extend to such greater length of time as may be permitted from time to time pursuant to Rule 2a-7. The fundamental investment policies described below may not be changed for a Portfolio without shareholder approval. The non-fundamental investment policies may be changed upon notice but without such approval. The Fund may in the future establish additional portfolios which may have different investment objectives. There can be no assurance that any Portfolio's objectives will be achieved.

    Each Portfolio will comply with Rule 2a-7, as amended from time to time, including the diversification, quality and maturity requirements imposed by the Rule (a more detailed description of Rule 2a-7 is set forth in the Portfolios' Statement of Additional Information under "Investment Objectives and Policies"). To the extent that a Portfolio's limitations are more permissive than Rule 2a-7, the Portfolio will comply with the more restrictive provisions of the Rule.

PRIME PORTFOLIO

    The money market securities in which the Prime Portfolio invests include: (1) marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities (collectively, the "U.S. Government"); (2) certificates of deposit, bankers' acceptances and interest bearing savings deposits issued or guaranteed by banks or savings and loan associations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation, and certificates of deposit and bankers' acceptances denominated in U.S. dollars and issued by U.S. branches of foreign banks having total assets of at least $1 billion that are believed by the Adviser to be of quality equivalent to that of other such instruments in which it may invest; (3) commercial paper of prime quality [i.e., rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by companies having outstanding debt securities rated AAA or AA by Standard & Poor's, or Aaa or Aa by Moody's] and participation interests in loans extended by banks to such companies; and (4) repurchase agreements that are collateralized fully as that term is defined in Rule 2a-7. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, the Fund's Custodian. For each repurchase agreement, the Portfolio requires continual maintenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, the Portfolio might suffer a loss to the extent the proceeds from the sale of the collateral were less than the repurchase price. The Portfolio may also invest in certificates of deposit issued by, and time deposits maintained at, foreign branches of domestic banks described in (2) above and prime quality dollar-denominated commercial paper issued by foreign companies meeting the criteria specified in (3) above. The Portfolio's commercial paper investments may include variable amount master demand notes which represent a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.


    The Portfolio may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. It is the Portfolio's current intention to limit its investment in such securities to not more than 5% of its net assets.

    OTHER FUNDAMENTAL INVESTMENT POLICIES. To maintain portfolio diversification and reduce investment risk, the Portfolio may not
(1) invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry although there is no such limitation with respect to U.S. Government securities or bank obligations, including certificates of deposit, bankers' acceptances and interest bearing savings deposits (such bank obligations are issued by domestic banks, including U.S. branches of foreign banks subject to the same regulation as U.S. banks); (2) invest more than 5% of its assets in the securities of any one issuer (except the U.S. Government) although with respect to 25% of its total assets it may invest without regard to such limitation; (3) invest more than 5% of its assets in the securities of any issuer (except the U.S. Government) having less than three years of continuous operation or purchase more than 10% of any class of the outstanding securities of any issuer (except the U.S. Government); (4) enter into repurchase agreements if, as a result thereof, more than 10% of its assets would be committed to repurchase agreements not terminable within seven days and other illiquid investments; (5) borrow money except from banks on a temporary basis in aggregate amounts not exceeding 15% of its assets; the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist; and (6) mortgage, pledge or hypothecate its assets except to secure such borrowings.

    As a matter of operating policy, the Portfolio may invest no more than 5% of its total assets in first tier securities (as defined in Rule 2a-7) of any one issuer (as determined pursuant to such Rule), except that the Portfolio may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days. Fundamental policy number (2) would give the Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.


GOVERNMENT PORTFOLIO

    The securities in which the Government Portfolio invests include: (1) marketable obligations of, or guaranteed by, the U.S. Government, including issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress; and (2) repurchase agreements that are collateralized fully as that term is defined in Rule 2a-7. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, the Fund's custodian. For each repurchase agreement, the Portfolio requires continual maintenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, the Portfolio might suffer a loss to the extent the proceeds from the sale of the collateral were less than the repurchase price. The Portfolio may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securities. To facilitate such acquisitions, the Fund's Custodian will maintain, in a separate account of the Portfolio, U.S. Government securities or other liquid high-grade debt securities having value equal to, or greater than, such commitments. The price of when-issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for such securities take place at a later time. Normally the settlement date occurs from within ten days to one month after the purchase of the issue. The value of when-issued securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to the Portfolio.

    As a matter of operating policy, which may be changed without shareholder approval, the Government Portfolio attempts to invest in securities that the Adviser believes are legal investments for federal credit unions as set forth in Sections 107(7) and (8) of the Federal Credit Union Act and Part 703 of the National Credit Union Administration regulations.

    OTHER FUNDAMENTAL INVESTMENT POLICIES. To maintain portfolio diversification and reduce investment risk, the Portfolio may not
(1) invest more than 5% of its assets in repurchase agreements with any one counterparty thereof or more than 10% of its assets in repurchase agreements not terminable within seven days and other illiquid investments; (2) borrow money except from banks on a temporary basis in aggregate amounts not exceeding 10% of its assets; the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist; and (3) pledge, hypothecate, or in any manner transfer, as security for indebtedness, its assets except to secure such borrowings.

TAX-FREE PORTFOLIO

    As a matter of fundamental policy, the Tax-Free Portfolio, except when assuming a temporary defensive position, must maintain at least 80% of its total assets in high-grade municipal securities having maturities of one year or less (as opposed to taxable investments described below). Normally, substantially all of its income will be tax-exempt as described below.

    The Portfolio seeks maximum current income that is exempt from federal income taxes by investing principally in a diversified portfolio of high-grade municipal securities. Such income may be subject to state or local income taxes. Investors should compare yields (which will fluctuate in response to market conditions) and tax consequences before making an investment decision.

    Under current federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds" will be treated as an item of tax preference for purposes of the alternative minimum tax ("AMT") imposed on individuals and corporations, though for regular federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all tax-exempt obligations will be included in "adjusted current earnings" of corporations for AMT purposes. The Portfolio may purchase "private activity" municipal securities because such issues have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities. However, the Portfolio will limit its investments so that no more than 20% of its total income is derived from municipal securities that bear interest subject to the AMT.

    MUNICIPAL SECURITIES. The municipal securities in which the Portfolio invests include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

    The Portfolio may invest in securities that have variable or floating rates of interest ("variable rate obligations") whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Variable rate securities purchased may include participation interests in private activity bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 billion. The Portfolio will comply with Rule 2a-7 with respect to its investments in variable rate obligations supported by letters of credit.

    All of the Portfolio's municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's (Aaa and Aa, MIG 1 and MIG 2 or VMIG 1 and VMIG 2) or Standard & Poor's (AAA and AA or SP-1 and SP-2), or judged by the Adviser to be of comparable quality. Securities must also meet credit standards applied by the Adviser.

    To further enhance the quality and liquidity of the securities in which the Tax-Free Portfolio invests, such securities frequently are supported by credit and liquidity enhancements, such as letters of credit, from third party financial institutions. The Portfolio continuously monitors the credit quality of such third parties; however, changes in the credit quality of such a financial institution could cause the Portfolio's investments backed by that institution to lose value and affect the Portfolio's share price.

    The Portfolio also may invest in stand-by commitments, which may involve certain expenses and risks, but such commitments are not expected to comprise a significant portion of its investments. The Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities. For a description of when-issued securities, see above.

    TAXABLE INVESTMENTS. The taxable investments in which the Portfolio may invest include obligations of the U.S. Government and its agencies, high-quality certificates of deposit and bankers' acceptances, prime commercial paper and repurchase agreements.

    OTHER FUNDAMENTAL INVESTMENT POLICIES. To reduce investment risk, the Portfolio may not (1) invest more than 25% of its total assets in municipal securities whose issuers are located in the same state or in municipal securities the interest upon which is paid from revenues of similar-type projects; (2) invest more than 5% of its total assets in the securities of any one issuer except the U.S. Government, although with respect to 25% of its total assets the Portfolio may invest up to 10% per issuer; (3) purchase more than 10% of any class of the voting securities of any one issuer except those of the U.S. Government; (4) invest more than 10% of its assets in repurchase agreements not terminable within seven days (whether or not illiquid) or other illiquid investments; (5) have more than 5% of its assets invested in repurchase agreements with the same vendor; and (6) borrow money except from banks on a temporary basis for extraordinary or emergency purposes in an aggregate amount not to exceed 15% of the Portfolio's total assets; the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist.

    As a matter of operating policy, the Portfolio may invest no more than 5% of its total assets in first tier securities (as defined in Rule 2a-7) of any one issuer (as determined pursuant to such Rule), except that the Portfolio may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days. Fundamental policy number (2) would give the Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

TREASURY PORTFOLIO

    The securities in which the Treasury Portfolio invests are
(1) issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds; and (2) repurchase agreements that are collateralized fully (as that term is defined in Rule 2a-7).

These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust company, the Fund's Custodian. For each repurchase agreement, the Portfolio requires continual maintenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. The Treasury Portfolio may commit up to 15% of its net assets to the purchase of when-issued U.S. Treasury securities. Delivery and payment for when-issued securities takes place after the transaction date. The payment amount and the interest rate that will be received on the securities are fixed on the transaction date. The value of such securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to the Portfolio.

    As a matter of operating policy, which may be changed without shareholder approval, the Treasury Portfolio (i) attempts to invest in securities that comply with the requirements of [New Jersey Statutes Section 18A:20-37] so that it will be an eligible investment for boards of education and other local government units within the state of New Jersey, and (ii) does not invest in securities maintained under the U.S. Treasury STRIPS program or enter into repurchase agreements with respect to such securities.

    OTHER FUNDAMENTAL INVESTMENT POLICIES. To maintain portfolio diversification and reduce investment risk, the Treasury Portfolio may not: (1) borrow money except (a) from banks on a temporary basis or (b) by entering into reverse repurchase agreements, in each case in an aggregate amount not exceeding 10% of its assets and exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Portfolio will not purchase any investment while any such borrowings exist; and (2) pledge, hypothecate or in any manner transfer, as security for indebtedness, its assets except to secure such borrowings.

GENERAL

    None of the Portfolios will maintain more than 10% of its net assets in illiquid securities. Illiquid securities may include securities that are not readily marketable, securities subject to legal or contractual restrictions on resale and repurchase agreements not terminable within seven days. Except with respect to the Tax-Free Portfolio, which is not permitted to invest in restricted securities, restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Directors, including securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act, will not be treated as illiquid for purposes of the restriction on illiquid securities. Restricted securities are securities subject to the contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act.
As to these securities, a Portfolio is subject to a risk that, should the Portfolio's desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

    Each of the Portfolios may invest in variable rate obligations as permitted by Rule 2a-7. Variable rate obligations have interest rates which are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the interest rate of the variable rate obligation is tied. Some variable rate obligations allow the holder to demand payment of principal and accrued interest at any time, or at specified intervals. Each of the Portfolios follows Rule 2a-7 with respect to the diversification, quality and maturity of variable rate obligations.

                PURCHASE AND REDEMPTION OF SHARES

OPENING ACCOUNTS

(1) Telephone the Fund toll-free at (800) 237-5822. The Fund will ask for the (a) name of the account as you wish it to be registered, (b) address of the account, (c) taxpayer identification number and (d) Portfolio of the Fund in which you wish to invest. The Fund will then provide you with an account number.

(2) Instruct your bank to wire Federal Funds exactly as follows:

    ABA 0110 0002 8
    State Street Bank and Trust Company
    Boston, MA  02101
    Alliance Institutional Reserves, Inc.--Prime, Government,
    Tax-Free or Treasury Portfolio
    DDA 9903-279-9
    Your account name  ] as registered
    Your account number] with the Fund

(3) Mail a completed Application Form to:

    Alliance Fund Services, Inc.
    P.O. Box 1520
    Secaucus, New Jersey  07096-1520

SUBSEQUENT INVESTMENTS

(1) Telephone Alliance Fund Services, Inc. toll-free at (800)
    237-5822 to place your order for additional shares.


(2) Instruct your bank to wire Federal Funds to State Street Bank and Trust Company ("State Street Bank") as in (2) above or mail your check or negotiable bank draft payable to Alliance Institutional Reserves, Inc. to Alliance Fund Services, Inc. as in (3) above.

REDEMPTIONS

    You may withdraw any amount from your account on any Fund business day (any weekday exclusive of days on which the New York Stock Exchange or State Street Bank is closed) between 9:00 a.m. and 5:00 p.m. (Eastern time) via orders given to Alliance Fund Services, Inc. by telephone toll-free (800) 237-5822. Redemption orders must include your account name as registered with the Fund and the account number.

    Telephone redemptions may be made on any Fund business day between 9:00 a.m. and 4:00 p.m. (Eastern time), as described below. If your telephone redemption order is received by Alliance Fund Services, Inc. prior to 4:00 p.m. (Eastern time) for the Prime, Government and Treasury Portfolios and prior to 12:00 Noon (Eastern time) for the Tax-Free Portfolio on any Fund business day, we will send the proceeds in Federal Funds by wire to your designated bank account that day. Redemptions are made without any charge to you.

    During periods of drastic economic or market developments it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone. If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this prospectus. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Alliance Fund Services, Inc. will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including among others, recording such telephone instructions and causing written confirmation of the resulting transactions to be sent to shareholders. If Alliance Fund Services, Inc. did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a fee for handling telephone requests for redemptions.

OBTAINING AN APPLICATION FORM.

    If you wish to obtain an Application Form, or you have questions about the Form, purchasing shares, or other Fund procedures, please telephone Alliance Fund Services, Inc. toll-free at (800) 237-5822.

GENERAL

    Each portfolio offers two other classes of shares, Class B and Class C, by means of separate prospectuses. The three classes of shares have a common investment objective and investment portfolio and are identical, except that Class B and Class C shares pay a distribution services fee. Because Class A shares pay no distribution services fee, they are expected to have performance different from Class B and Class C shares. You can obtain more information regarding Class B and Class C shares by calling Alliance Fund Services, Inc. toll-free at (800) 237-5822 or writing to them at P.O. Box 1520, Secaucus, New Jersey 07096.

    CHANGES IN APPLICATION FORM. If you decide to change instructions or any other information already given on your Application Form, send a written notice to Alliance Institutional Reserves, Inc., c/o Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey 07096, with your signature guaranteed by an institution which is an "eligible guarantor" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

    INVESTMENTS MADE BY CHECK. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal Funds in one business day following receipt and is then invested in the Fund. Checks drawn on banks which are not members of the Federal Reserve System may take longer to be converted and invested. All payments must be in United States dollars.

    Proceeds from any subsequent redemption by you of Fund shares that were purchased by check will not be forwarded to you until the Fund is reasonably assured that your check has cleared, normally up to fifteen days following the purchase date.

    SHARE PRICE. Shares of each Portfolio of the Fund are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed. The net asset value of each Portfolio's shares, except the Tax-Free Portfolio, is determined each Fund business day (as defined under "Purchase and Redemption of Shares--Redemptions," above), at 12:00 Noon and 4:00 p.m. (Eastern time). The net asset value of the Tax-Free Portfolio shares is determined each Fund business day at 12:00 Noon (Eastern time). The net asset value per Class A share of each Portfolio is calculated by taking the sum of the value of the Portfolio's investments allocable to Class A shares (amortized cost value is used for this purpose) and any cash or other assets allocable to Class A shares, subtracting liabilities allocable to Class A shares, and dividing by the total number of Class A shares of the Portfolio outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

    TIMING OF INVESTMENTS AND REDEMPTIONS. Each Portfolio, except the Tax-Free Portfolio, has two transaction times each business day, 12:00 Noon and 4:00 p.m. (Eastern time). The Tax-Free Portfolio has one transaction time each Fund business day, 12:00 Noon (Eastern time). Investments receive the full dividend for a day if the investor's telephone order is placed by 4:00 p.m. (Eastern time) for the Prime, Government or Treasury Portfolio and Federal Funds or bank wire monies are received by State Street Bank before 4:00 p.m. on that day. Investments receive the full dividend for a day if the investor's telephone order is placed by 12:00 Noon (Eastern time) and Federal Funds or bank wire monies are secured by State Street Bank before 4:00 p.m. on that day with respect to the Tax-Free Portfolio.

    Redemption proceeds are normally wired the same business day if a redemption request is received prior to 12:00 Noon, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.

    MINIMUMS. An initial investment of at least $1,000,000 in the aggregate among the Portfolios of the Fund is required.
There is no minimum for subsequent investments. The Fund reserves the right at anytime to vary the initial and subsequent investment minimums.

    The Fund reserves the right to close out an account that is below $500,000 after at least 60 days' written notice to the shareholder unless the balance in such account is increased to at least that amount during such period. For purposes of this calculation, the sum of a shareholder's balance in all of the Portfolios will be considered as one account.


                     ADDITIONAL INFORMATION

    THE ADVISER. Alliance Capital Management L.P., which is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an advisory agreement to provide investment advice and, in general, to conduct the management and investment program of the Fund, subject to the general supervision and control of the Directors of the Fund.

    The Adviser is a leading international investment manager supervising client accounts with assets as of December 31, 1997 totaling more than $218 billion (of which approximately $85 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 58 registered investment companies managed by the Adviser comprising 122 separate investment portfolios currently have over three million shareholder accounts. As of December 31, 1997, the Adviser was retained as an investment manager for employee benefit plan assets of 31 of the Fortune 100 companies.

    Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The

Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States, which is a wholly-owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA-UAP, a French insurance holding company. Certain information concerning the ownership and control of Equitable by AXA-UAP is set forth in the Statement of Additional Information under "Management of the Fund."

    Each Portfolio pays the Adviser at an annual rate of .20 of 1% of the average daily value of its net assets. The Adviser has undertaken until, at its request, the Fund notifies investors to the contrary, that if, in any fiscal year, the aggregate expenses with respect to the Class A shares of a Portfolio, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, but including the management fee, exceed .20% of the Portfolio's average net assets for the fiscal year attributable to its Class A shares, the Portfolio may deduct from the payment to be made to the Adviser, or the Adviser will bear, such excess expense.

    The Adviser may make payments from time to time from its own resources, which may include the management fees paid by the Portfolios of the Fund to compensate broker-dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of Class A shares of the Fund, including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

    CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR. State Street Bank and Trust Company, P.O. Box 1912, Boston, MA 02105, is the Fund's Custodian. Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, NJ 07096-1520, and Alliance Fund Distributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Fund's Transfer Agent and Distributor, respectively. The Transfer Agent charges a fee for its services.

    DAILY DIVIDENDS, OTHER DISTRIBUTIONS, TAXES. All net income of the Tax-Free Portfolio is determined each business day at 12:00 Noon (Eastern time), and that of the Prime, Government and Treasury Portfolios each business day at 4:00 p.m. (Eastern time), and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares of that Portfolio in each shareholder's account. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

    A Portfolio's net income consists of all accrued interest income on assets less expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net income.

    Distributions out of tax-exempt interest income earned by the Tax-Free Portfolio are not subject to federal income tax (other than the AMT as described above), but may be subject to state or local income taxes. Any exempt-interest dividends derived from interest on municipal securities subject to the AMT will be a tax preference item for purposes of the federal individual and corporate AMT. Distributions out of taxable interest income, other investment income, and short term capital gains are taxable as ordinary income and distributions of long term capital gains, if any, are taxable as long-term capital gains irrespective of the length of time a shareholder held his shares.

    YEAR 2000. Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000. Should any of the computer systems employed by the Fund's major service providers fail to process this type of information properly, that could have a negative impact on the Fund's operations and the services that are provided to the Fund's shareholders. The Adviser, Alliance Fund Distributors, Inc., the Fund's distributor, and Alliance Fund Services, Inc., the Fund's transfer agent, have advised the Fund that they are reviewing all of their computer systems with the goal of modifying or replacing such systems prior to January 1, 2000 to the extent necessary to foreclose any such negative impact. In addition, the Adviser has been advised by the Fund's custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this Prospectus, the Fund and the Adviser have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio securities held by the Fund may be adversely affected by the inability of the securities' issuers or of third parties to process this type of information properly.

    FUND ORGANIZATION. The Fund is an open-end management investment company registered under the Act consisting of the four Portfolios offered by this Prospectus, and the Trust Portfolio, which is offered by a separate prospectus. The Fund was organized as a Maryland corporation on March 21, 1990. The Fund's activities are supervised by its Board of Directors. Generally, shares of each portfolio and class will vote together as a single class on matters, such as the election of Directors, that affect each portfolio and class in substantially the same manner.

    Maryland law does not require annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when required by federal or Maryland law. Shareholders have available certain procedures for the removal of directors.

    REPORTS. Shareholders will receive a monthly summary of their account, as well as semi-annual and annual reports.
Shareholders may arrange for a copy of each of their account statements to be sent to other parties.

    Shareholders requiring sub-accounting services should contact
Alliance Fund Services, Inc. for a description of such services and fees.

-----------------------------------------------------------------

                      Shareholder Services

    Shareholder representatives are available to answer your questions about the status of your account or other Fund matters.
Call toll-free (800) 237-5822 or write the Fund, c/o Alliance
Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey
07096-1520.

    YIELDS. For recorded current yield information on the Class B shares of the Portfolios, call on a touch-tone telephone toll-free (800) 251-0539.

-----------------------------------------------------------------

    Alliance Institutional Reserves, Inc. (the "Fund") is an open-end investment company. The Prime Portfolio, the Government Portfolio, the Tax-Free Portfolio and the Treasury Portfolio (each a "Portfolio" and collectively the "Portfolios"), each of which is diversified, are offered by this prospectus. The Fund's investment objectives are--in the following order of priority-- safety of principal, excellent liquidity and maximum current income (which, in the case of the Tax-Free Portfolio, is exempt from federal income taxes) to the extent consistent with the first two objectives.

    The Fund offers investors a convenient and economical way to invest in managed portfolios.

    This prospectus, which offers the Class B shares of each Portfolio, sets forth information about the Portfolios that a prospective investor should know before investing. Please retain it for future reference.

    AN INVESTMENT IN THE FUND IS (I) NEITHER INSURED NOR
GUARANTEED BY THE U.S. GOVERNMENT; (II) NOT A DEPOSIT OR
OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND (III)
NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE
CAN BE NO ASSURANCE THAT A PORTFOLIO OF THE FUND WILL BE ABLE TO
MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    A "Statement of Additional Information," dated
[            ], 1998, which provides a further discussion of
certain matters discussed in this prospectus and certain other matters and which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, call or write the Fund at the telephone number or address shown above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                 ALLIANCE INSTITUTIONAL RESERVES

                        - Prime Portfolio
                        - Government Portfolio
                        - Tax-Free Portfolio
                        - Treasury Portfolio

Alliance Capital [LOGO](R)

Prospectus
Class B Shares
[            ], 1998

(R)This registered service mark used under license from the owner, Alliance Capital Management L.P.

              EXPENSE INFORMATION - CLASS B SHARES

SHAREHOLDER TRANSACTION EXPENSES

    Class B shares of the Fund have no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.

ANNUAL FUND OPERATING EXPENSES           PRIME      GOVERNMENT  TAX-FREE     TREASURY
(as a percentage of average net          PORTFOLIO  PORTFOLIO   PORTFOLIO    PORTFOLIO
assets, net of expense reimbursement     ---------  ----------  ---------    ---------
or fee waiver)

Management Fees.......................   .20%       .20%        .20%         .20%
12b-1 Fees............................   .10%       .10%        .10%         .10%
Other Expenses........................   None       None        None         None
                                         ---        ---         ---          ------
Total Fund Operating Expenses.........   .30%       .30%        .30%         .30%

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period):
                            1 YEAR  3 YEARS  5 YEARS  10 YEARS
                            ------  -------  -------  --------
Prime Portfolio             $[ ]    $[ ]     $[  ]    $[  ]
Government Portfolio        $[ ]    $[ ]     $[  ]    $[  ]
Tax-Free Portfolio          $[ ]    $[ ]     $[  ]    $[  ]
Treasury Portfolio          $[ ]    $[ ]     $[  ]    $[  ]

    The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Class B shares of the Prime, Government, Tax-Free and Treasury Portfolios will bear directly and indirectly. The expenses listed in the table for each Portfolio are net of voluntary expense reimbursements and voluntary fee waivers. The expenses of such Portfolios, before voluntary expense reimbursements or fee waivers, would be: Prime Portfolio:
Management Fees--.20%, 12b-1 Fees--.10%, Other Expenses--.[ ]% and Total Fund Operating Expenses--.[ ]%; Government Portfolio:
Management Fees--.20%, 12b-1 Fees--.10%, Other Expenses--.[ ]% and Total Fund Operating Expenses--.[ ]%; Tax-Free Portfolio:
Management Fees--.20%, 12b-1 Fees--.10%, Other Expenses--.[  ]%



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and Total Fund Operating Expenses--.[  ]%; Treasury Portfolio:
Management Fees--.20%, 12b-1 Fees--.10%, Other Expenses--[ ]% and Total Operating Expenses--[ ]%. Such expenses for the Treasury Portfolio are based on estimated amounts for the Fund's current fiscal year. The example should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown.

                           ----------

    From time to time each Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the investment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvested. Further information about each Portfolio's performance is contained in the annual report to shareholders and Statement of Additional Information which may be obtained without charge by contacting Alliance Fund Services, Inc. at the address or the telephone number shown on the cover of this prospectus.



























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


                          INTRODUCTION

    The Fund consists of five distinct Portfolios, the Class B shares of four of which, the Prime Portfolio, the Government Portfolio, the Tax-Free Portfolio and the Treasury Portfolio, are offered by this prospectus. Each Portfolio invests in a diversified portfolio of money market securities. The Fund is designed for investors who can benefit from money market income. Investors in the Fund avoid certain administrative burdens that they would incur by investing in money market instruments directly, such as monitoring of maturity dates, safeguarding of receipts and deliveries, and the maintenance of tax information and other records. At the time of investment, no security purchased by the Prime Portfolio, the Government Portfolio and the Tax-Free Portfolio can have a maturity exceeding one year, which maturity may extend to 397 days. The Treasury Portfolio may invest in high-quality money market securities which, at the time of investment, have remaining maturities of 397 days or less. The average maturity of each Portfolio cannot exceed 90 days.

               INVESTMENT OBJECTIVES AND POLICIES

    The investment objectives of each Portfolio are--in the following order of priority--safety of principal, excellent liquidity and maximum current income (which, in the case of the Tax-Free Portfolio, is exempt from federal income taxes) to the extent consistent with the first two objectives. As a matter of fundamental policy, each Portfolio, except the Treasury Portfolio, pursues its objectives by maintaining a portfolio of high-quality U.S. dollar-denominated money market securities each of which, at the time of investment, has a remaining maturity of one year or less, which maturity may extend to 397 days or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7 ("Rule 2a-7") under the Investment Company Act of 1940, as amended (the "Act"). The Treasury Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less, which maturities may extend to such greater length of time as may be permitted from time to time pursuant to Rule 2a-7. The fundamental investment policies described below may not be changed for a Portfolio without shareholder approval. The non-fundamental investment policies may be changed upon notice but without such approval. The Fund may in the future establish additional portfolios which may have different investment objectives. There can be no assurance that any Portfolio's objectives will be achieved.



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    Each Portfolio will comply with Rule 2a-7, as amended from time to time, including the diversification, quality and maturity requirements imposed by the Rule (a more detailed description of Rule 2a-7 is set forth in the Portfolios' Statement of Additional Information under "Investment Objectives and Policies"). To the extent that a Portfolio's limitations are more permissive than Rule 2a-7, the Portfolio will comply with the more restrictive provisions of the Rule.

PRIME PORTFOLIO

    The money market securities in which the Prime Portfolio invests include: (1) marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities (collectively, the "U.S. Government"); (2) certificates of deposit, bankers' acceptances and interest bearing savings deposits issued or guaranteed by banks or savings and loan associations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation, and certificates of deposit and bankers' acceptances denominated in U.S. dollars and issued by U.S. branches of foreign banks having total assets of at least $1 billion that are believed by the Adviser to be of quality equivalent to that of other such instruments in which it may invest; (3) commercial paper of prime quality [i.e., rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by companies having outstanding debt securities rated AAA or AA by Standard & Poor's, or Aaa or Aa by Moody's] and participation interests in loans extended by banks to such companies; and (4) repurchase agreements that are collateralized fully as that term is defined in Rule 2a-7. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, the Fund's Custodian. For each repurchase agreement, the Portfolio requires continual maintenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, the Portfolio might suffer a loss to the extent the proceeds from the sale of the collateral were less than the repurchase price. The Portfolio may also invest in certificates of deposit issued by, and time deposits maintained at, foreign branches of domestic banks described in (2) above and prime quality dollar-denominated commercial paper issued by foreign companies meeting the criteria specified in (3) above. The Portfolio's commercial paper investments may include variable amount master demand notes which represent a direct borrowing arrangement involving periodically



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fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

    The Portfolio may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. It is the Portfolio's current intention to limit its investment in such securities to not more than 5% of its net assets.

    OTHER FUNDAMENTAL INVESTMENT POLICIES. To maintain portfolio diversification and reduce investment risk, the Portfolio may not
(1) invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry although there is no such limitation with respect to U.S. Government securities or bank obligations, including certificates of deposit, bankers' acceptances and interest bearing savings deposits (such bank obligations are issued by domestic banks, including U.S. branches of foreign banks subject to the same regulation as U.S. banks); (2) invest more than 5% of its assets in the securities of any one issuer (except the U.S. Government) although with respect to 25% of its total assets it may invest without regard to such limitation; (3) invest more than 5% of its assets in the securities of any issuer (except the U.S. Government) having less than three years of continuous operation or purchase more than 10% of any class of the outstanding securities of any issuer (except the U.S. Government); (4) enter into repurchase agreements if, as a result thereof, more than 10% of its assets would be committed to repurchase agreements not terminable within seven days and other illiquid investments; (5) borrow money except from banks on a temporary basis in aggregate amounts not exceeding 15% of its assets; the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist; and (6) mortgage, pledge or hypothecate its assets except to secure such borrowings.

    As a matter of operating policy, the Portfolio may invest no more than 5% of its total assets in first tier securities (as defined in Rule 2a-7) of any one issuer (as determined pursuant



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


to such Rule), except that the Portfolio may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days. Fundamental policy number (2) would give the Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

GOVERNMENT PORTFOLIO

    The securities in which the Government Portfolio invests include: (1) marketable obligations of, or guaranteed by, the U.S. Government, including issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress; and (2) repurchase agreements that are collateralized fully as that term is defined in Rule 2a-7. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, the Fund's custodian. For each repurchase agreement, the Portfolio requires continual maintenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, the Portfolio might suffer a loss to the extent the proceeds from the sale of the collateral were less than the repurchase price. The Portfolio may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securities. To facilitate such acquisitions, the Fund's Custodian will maintain, in a separate account of the Portfolio, U.S. Government securities or other liquid high-grade debt securities having value equal to, or greater than, such commitments. The price of when-issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for such securities take place at a later time. Normally the settlement date occurs from within ten days to one month after the purchase of the issue. The value of when-issued securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to the Portfolio.

    As a matter of operating policy, which may be changed without shareholder approval, the Government Portfolio attempts to invest in securities that the Adviser believes are legal investments for federal credit unions as set forth in Sections 107(7) and (8) of the Federal Credit Union Act and Part 703 of the National Credit Union Administration regulations.

    OTHER FUNDAMENTAL INVESTMENT POLICIES. To maintain portfolio diversification and reduce investment risk, the Portfolio may not

(1) invest more than 5% of its assets in repurchase agreements with any one counterparty thereof or more than 10% of its assets in repurchase agreements not terminable within seven days and other illiquid investments; (2) borrow money except from banks on a temporary basis in aggregate amounts not exceeding 10% of its assets; the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist; and (3) pledge, hypothecate, or in any manner transfer, as security for indebtedness, its assets except to secure such borrowings.

TAX-FREE PORTFOLIO

    As a matter of fundamental policy, the Tax-Free Portfolio, except when assuming a temporary defensive position, must maintain at least 80% of its total assets in high-grade municipal securities having maturities of one year or less (as opposed to taxable investments described below). Normally, substantially all of its income will be tax-exempt as described below.

    The Portfolio seeks maximum current income that is exempt from federal income taxes by investing principally in a diversified portfolio of high-grade municipal securities. Such income may be subject to state or local income taxes. Investors should compare yields (which will fluctuate in response to market conditions) and tax consequences before making an investment decision.

    Under current federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds" will be treated as an item of tax preference for purposes of the alternative minimum tax ("AMT") imposed on individuals and corporations, though for regular federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all tax-exempt obligations will be included in "adjusted current earnings" of corporations for AMT purposes. The Portfolio may purchase "private activity" municipal securities because such issues have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities. However, the Portfolio will limit its investments so that no more than 20% of its total income is derived from municipal securities that bear interest subject to the AMT.

    MUNICIPAL SECURITIES. The municipal securities in which the Portfolio invests include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

    The Portfolio may invest in securities that have variable or floating rates of interest ("variable rate obligations") whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Variable rate securities purchased may include participation interests in private activity bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 billion. The Portfolio will comply with Rule 2a-7 with respect to its investments in variable rate obligations supported by letters of credit.

    All of the Portfolio's municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's (Aaa and Aa, MIG 1 and MIG 2 or VMIG 1 and VMIG 2) or Standard & Poor's (AAA and AA or SP-1 and SP-2), or judged by the Adviser to be of comparable quality. Securities must also meet credit standards applied by the Adviser.

    To further enhance the quality and liquidity of the securities in which the Tax-Free Portfolio invests, such securities frequently are supported by credit and liquidity enhancements, such as letters of credit, from third party financial institutions. The Portfolio continuously monitors the credit quality of such third parties; however, changes in the credit quality of such a financial institution could cause the Portfolio's investments backed by that institution to lose value and affect the Portfolio's share price.

    The Portfolio also may invest in stand-by commitments, which may involve certain expenses and risks, but such commitments are not expected to comprise a significant portion of its investments. The Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities. For a description of when-issued securities, see above.

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    TAXABLE INVESTMENTS.  The taxable investments in which the
Portfolio may invest include obligations of the U.S. Government and its agencies, high-quality certificates of deposit and bankers' acceptances, prime commercial paper and repurchase agreements.

    OTHER FUNDAMENTAL INVESTMENT POLICIES. To reduce investment risk, the Portfolio may not (1) invest more than 25% of its total assets in municipal securities whose issuers are located in the same state or in municipal securities the interest upon which is paid from revenues of similar-type projects; (2) invest more than 5% of its total assets in the securities of any one issuer except the U.S. Government, although with respect to 25% of its total assets the Portfolio may invest up to 10% per issuer; (3) purchase more than 10% of any class of the voting securities of any one issuer except those of the U.S. Government; (4) invest more than 10% of its assets in repurchase agreements not terminable within seven days (whether or not illiquid) or other illiquid investments; (5) have more than 5% of its assets invested in repurchase agreements with the same vendor; and (6) borrow money except from banks on a temporary basis for extraordinary or emergency purposes in an aggregate amount not to exceed 15% of the Portfolio's total assets; the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist.

    As a matter of operating policy, the Portfolio may invest no more than 5% of its total assets in first tier securities (as defined in Rule 2a-7) of any one issuer (as determined pursuant to such Rule), except that the Portfolio may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days. Fundamental policy number (2) would give the Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

TREASURY PORTFOLIO

    The securities in which the Treasury Portfolio invests are
(1) issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds; and (2) repurchase agreements that are collateralized fully (as that term is defined in Rule 2a-7). These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust company, the Fund's Custodian. For each repurchase agreement, the Portfolio requires continual maintenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. The Treasury Portfolio may commit up to 15% of its net assets to the purchase of when-issued U.S. Treasury securities. Delivery and payment for when-issued securities takes place after the transaction date. The payment amount and the interest rate that will be received on the securities are fixed on the transaction date. The value of such securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to the Portfolio.

    As a matter of operating policy, which may be changed without shareholder approval, the Treasury Portfolio (i) attempts to invest in securities that comply with the requirements of [New Jersey Statutes Section 18A:20-37] so that it will be an eligible investment for boards of education and other local government units within the state of New Jersey, and (ii) does not invest in securities maintained under the U.S. Treasury STRIPS program or enter into repurchase agreements with respect to such securities.

    OTHER FUNDAMENTAL INVESTMENT POLICIES. To maintain portfolio diversification and reduce investment risk, the Treasury Portfolio may not: (1) borrow money except (a) from banks on a temporary basis or (b) by entering into reverse repurchase agreements, in each case in an aggregate amount not exceeding 10% of its assets and exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Portfolio will not purchase any investment while any such borrowings exist; and (2) pledge, hypothecate or in any manner transfer, as security for indebtedness, its assets except to secure such borrowings.

GENERAL

     None of the Portfolios will maintain more than 10% of its net assets in illiquid securities. Illiquid securities may include securities that are not readily marketable, securities subject to legal or contractual restrictions on resale and repurchase agreements not terminable within seven days. Except with respect to the Tax-Free Portfolio, which is not permitted to invest in restricted securities, restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Directors, including securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial paper issued in reliance upon the exemption from registration in
Section 4(2) of the Securities Act, will not be treated as illiquid for purposes of the restriction on illiquid securities. Restricted securities are securities subject to the contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act. As to these securities, a Portfolio is subject to a risk that, should the Portfolio's desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

    Each of the Portfolios may invest in variable rate obligations as permitted by Rule 2a-7. Variable rate obligations have interest rates which are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the interest rate of the variable rate obligation is tied. Some variable rate obligations allow the holder to demand payment of principal and accrued interest at any time, or at specified intervals. Each of the Portfolios follows Rule 2a-7 with respect to the diversification, quality and maturity of variable rate obligations.

                PURCHASE AND REDEMPTION OF SHARES

Class B shares are available through your financial intermediary.

OPENING ACCOUNTS

(1) Telephone the Fund toll-free at (800) 237-5822. The Fund will ask for the (a) name of the account as you wish it to be registered, (b) address of the account, (c) taxpayer identification number and (d) Portfolio of the Fund in which you wish to invest. The Fund will then provide you with an account number.

(2) Instruct your bank to wire Federal Funds exactly as follows:

    ABA 0110 0002 8
    State Street Bank and Trust Company
    Boston, MA  02101
    Alliance Institutional Reserves, Inc.--Prime, Government,
    Tax-Free or Treasury Portfolio
    DDA 9903-279-9
    Your account name  ] as registered
    Your account number] with the Fund





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


(3) Mail a completed Application Form to:

    Alliance Fund Services, Inc.
    P.O. Box 1520
    Secaucus, New Jersey  07096-1520

SUBSEQUENT INVESTMENTS

(1) Telephone Alliance Fund Services, Inc. toll-free at (800)
    237-5822 to place your order for additional shares.

(2) Instruct your bank to wire Federal Funds to State Street Bank and Trust Company ("State Street Bank") as in (2) above or mail your check or negotiable bank draft payable to Alliance Institutional Reserves, Inc. to Alliance Fund Services, Inc. as in (3) above.

REDEMPTIONS

    You may withdraw any amount from your account on any Fund business day (any weekday exclusive of days on which the New York Stock Exchange or State Street Bank is closed) between 9:00 a.m. and 5:00 p.m. (Eastern time) via orders given to your financial intermediary or to Alliance Fund Services, Inc. by telephone toll-free (800) 237-5822. Redemption orders must include your account name as registered with the Fund and the account number.

    Telephone redemptions may be made on any Fund business day between 9:00 a.m. and 4:00 p.m. (Eastern time), as described below. If your telephone redemption order is received by your financial intermediary prior to 4:00 p.m. (Eastern time) for the Prime, Government and Treasury Portfolios and prior to 12:00 Noon (Eastern time) for the Tax-Free Portfolio on any Fund business day, we will send the proceeds in Federal Funds by wire to your designated bank account that day. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Redemptions are made without any charge to you.

    During periods of drastic economic or market developments it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone. If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this prospectus. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Alliance Fund Services, Inc. will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including among others, recording such telephone instructions and causing written confirmation of the resulting transactions to be sent to shareholders. If Alliance Fund Services, Inc. did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a fee for handling telephone requests for redemptions.

OBTAINING AN APPLICATION FORM.

    If you wish to obtain an Application Form, or you have questions about the Form, purchasing shares, or other Fund procedures, please telephone Alliance Fund Services, Inc. toll-free at (800) 237-5822.

GENERAL

    A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary or other financial representative with respect to the purchase, sale or exchange of shares made through such financial representative. Such financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund.

    Each portfolio offers two other classes of shares, Class A and Class C, by means of separate prospectuses. The three classes of shares have a common investment objective and investment portfolio and are identical, except as to the level of distribution services fee paid by each class. Because of the different level of distribution services fees paid by the other two classes of shares, Class B shares are expected to have performance different from Class A and Class C shares. You can obtain more information regarding the other classes by calling Alliance Fund Services, Inc. toll-free at (800) 237-5822 or writing to them at P.O. Box 1520, Secaucus, New Jersey 07096.

    Rule 12b-1 adopted by the Commission under the 1940 Act permits an investment company to pay expenses associated with the distribution of its shares in accordance with a duly adopted
plan.  Effective [         ], 1998, the Fund adopted a "Rule 12b-
1 Plan" and entered into an amended Distribution Agreement (the "Agreement") with Alliance Fund Distributors, Inc., the Fund's distributor ("AFD"), in connection with the distribution of each Portfolio's Class B shares. Pursuant to the Rule 12b-1 Plan, the Fund pays AFD a distribution services fee at an annual rate of

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 .10% of the aggregate daily net assets attributable to the
Class B shares of each Portfolio. The Glass-Steagall Act and other applicable laws may limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of the Fund's management, based on the advice of counsel, these laws do not prohibit such depository institutions from providing services for investment companies such as the administrative, accounting and other services referred to in the Agreement. In the event that a change in these laws prevented a bank from providing such services, it is expected that other service arrangements would be made and that shareholders would not be adversely affected.

    CHANGES IN APPLICATION FORM. If you decide to change instructions or any other information already given on your Application Form, send a written notice to Alliance Institutional Reserves, Inc., c/o Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey 07096, with your signature guaranteed by an institution which is an "eligible guarantor" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

    INVESTMENTS MADE BY CHECK. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal Funds in one business day following receipt and is then invested in the Fund. Checks drawn on banks which are not members of the Federal Reserve System may take longer to be converted and invested. All payments must be in United States dollars.

    Proceeds from any subsequent redemption by you of Fund shares that were purchased by check will not be forwarded to you until the Fund is reasonably assured that your check has cleared, normally up to fifteen days following the purchase date.

    SHARE PRICE. Shares of each Portfolio of the Fund are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed. The net asset value of each Portfolio's shares, except the Tax-Free Portfolio, is determined each Fund business day (as defined under "Purchase and Redemption of Shares--Redemptions," above), at 12:00 Noon and 4:00 p.m. (Eastern time). The net asset value of the Tax-Free Portfolio shares is determined each Fund business day at 12:00 Noon (Eastern time). The net asset value per Class B share of each Portfolio is calculated by taking the sum of the value of the Portfolio's investments allocable to Class B shares (amortized cost value is used for this purpose) and any cash or other assets allocable to Class B shares, subtracting liabilities allocable to Class B shares, and dividing by the total number of Class B shares of the Portfolio outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

    TIMING OF INVESTMENTS AND REDEMPTIONS. Each Portfolio, except the Tax-Free Portfolio, has two transaction times each business day, 12:00 Noon and 4:00 p.m. (Eastern time). The Tax-Free Portfolio has one transaction time each Fund business day, 12:00 Noon (Eastern time). Investments receive the full dividend for a day if the investor's telephone order is placed by 4:00 p.m. (Eastern time) for the Prime, Government or Treasury Portfolio and Federal Funds or bank wire monies are received by State Street Bank before 4:00 p.m. on that day. Investments receive the full dividend for a day if the investor's telephone order is placed by 12:00 Noon (Eastern time) and Federal Funds or bank wire monies are secured by State Street Bank before 4:00 p.m. on that day with respect to the Tax-Free Portfolio.

    Redemption proceeds are normally wired the same business day if a redemption request is received prior to 12:00 Noon, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.

    MINIMUMS. An initial investment of at least $1,000,000 in the aggregate among the Portfolios of the Fund is required.
There is no minimum for subsequent investments. The Fund reserves the right at anytime to vary the initial and subsequent investment minimums.

    The Fund reserves the right to close out an account that is below $500,000 after at least 60 days' written notice to the shareholder unless the balance in such account is increased to at least that amount during such period. For purposes of this calculation, the sum of a shareholder's balance in all of the Portfolios will be considered as one account.

                     ADDITIONAL INFORMATION

    THE ADVISER. Alliance Capital Management L.P., which is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an advisory agreement to provide investment advice and, in general, to conduct the management and investment program of the Fund, subject to the general supervision and control of the Directors of the Fund.

    The Adviser is a leading international investment manager supervising client accounts with assets as of December 31, 1997 totaling more than $218 billion (of which approximately $85 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 58 registered investment companies managed by the Adviser comprising 122 separate investment portfolios currently have over three million shareholder accounts. As of December 31, 1997, the Adviser was retained as an investment manager for employee benefit plan assets of 31 of the Fortune 100 companies.

    Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States, which is a wholly-owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA-UAP, a French insurance holding company. Certain information concerning the ownership and control of Equitable by AXA-UAP is set forth in the Statement of Additional Information under "Management of the Fund."

    Each Portfolio pays the Adviser at an annual rate of .20% of the average daily value of its net assets. The Adviser has undertaken until, at its request, the Fund notifies investors to the contrary, that if, in any fiscal year, the aggregate expenses with respect to the Class B shares of a Portfolio, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, but including the management fee and distribution services fee, exceed .30% of the Portfolio's average net assets for the fiscal year attributable to its Class B shares, the Portfolio may deduct from the payment to be made to the Adviser, or the Adviser will bear, such excess expense.

    The Adviser may make payments from time to time from its own resources, which may include the management fees paid by the Portfolios of the Fund to compensate broker-dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of Class B shares of the Fund, including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

    CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR. State Street Bank and Trust Company, P.O. Box 1912, Boston, MA 02105, is the Fund's Custodian. Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, NJ 07096-1520, and Alliance Fund Distributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Fund's Transfer Agent and Distributor, respectively. The Transfer Agent charges a fee for its services.

    DAILY DIVIDENDS, OTHER DISTRIBUTIONS, TAXES. All net income of the Tax-Free Portfolio is determined each business day at 12:00 Noon (Eastern time), and that of the Prime, Government and Treasury Portfolios each business day at 4:00 p.m. (Eastern time), and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares of that Portfolio in each shareholder's account. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

    A Portfolio's net income consists of all accrued interest income on assets less expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net income.

    Distributions out of tax-exempt interest income earned by the Tax-Free Portfolio are not subject to federal income tax (other than the AMT as described above), but may be subject to state or local income taxes. Any exempt-interest dividends derived from interest on municipal securities subject to the AMT will be a tax preference item for purposes of the federal individual and corporate AMT. Distributions out of taxable interest income, other investment income, and short term capital gains are taxable as ordinary income and distributions of long term capital gains, if any, are taxable as long-term capital gains irrespective of the length of time a shareholder held his shares.

    YEAR 2000. Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000. Should any of the computer systems employed by the Fund's major service providers fail to process this type of information properly, that could have a negative impact on the Fund's operations and the services that are provided to the Fund's shareholders. The Adviser, AFD and Alliance Fund Services, Inc., the Fund's transfer agent, have advised the Fund that they are reviewing all of their computer systems with the goal of modifying or replacing such systems prior to January 1, 2000 to the extent necessary to foreclose any such negative impact. In addition, the Adviser has been advised by the Fund's custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this Prospectus, the Fund and the Adviser have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio securities held by the Fund may be adversely affected by the inability of the securities' issuers or of third parties to process this type of information properly.

    FUND ORGANIZATION. The Fund is an open-end management investment company registered under the Act consisting of the four Portfolios offered by this Prospectus, and the Trust Portfolio, which is offered by a separate prospectus. The Fund was organized as a Maryland corporation on March 21, 1990. The Fund's activities are supervised by its Board of Directors. Generally, shares of each portfolio and class will vote together as a single class on matters, such as the election of Directors, that affect each portfolio and class in substantially the same manner.

    Maryland law does not require annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when required by federal or Maryland law. Shareholders have available certain procedures for the removal of directors.

    REPORTS. Shareholders will receive a monthly summary of their account, as well as semi-annual and annual reports.
Shareholders may arrange for a copy of each of their account statements to be sent to other parties.

-----------------------------------------------------------------

                      Shareholder Services

  Shareholder representatives are available to answer your questions about the status of your account or other Fund matters.
Call toll-free (800) 237-5822 or write the Fund, c/o Alliance
Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey
07096-1520.

  YIELDS. For recorded current yield information on the Class C shares of the Portfolios, call on a touch-tone telephone toll-free (800) 251-0539.

-----------------------------------------------------------------

    Alliance Institutional Reserves, Inc. (the "Fund") is an open-end investment company. The Prime Portfolio, the Government Portfolio, the Tax-Free Portfolio and the Treasury Portfolio (each a "Portfolio" and collectively the "Portfolios"), each of which is diversified, are offered by this prospectus. The Fund's investment objectives are--in the following order of priority-- safety of principal, excellent liquidity and maximum current income (which, in the case of the Tax-Free Portfolio, is exempt from federal income taxes) to the extent consistent with the first two objectives.

    The Fund offers investors a convenient and economical way to invest in managed portfolios.

    This prospectus, which offers the Class C shares of each Portfolio, sets forth information about the Portfolios that a prospective investor should know before investing. Please retain it for future reference.

    AN INVESTMENT IN THE FUND IS (I) NEITHER INSURED NOR
GUARANTEED BY THE U.S. GOVERNMENT; (II) NOT A DEPOSIT OR
OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND (III)
NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE
CAN BE NO ASSURANCE THAT A PORTFOLIO OF THE FUND WILL BE ABLE TO
MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    A "Statement of Additional Information," dated
[            ], 1998, which provides a further discussion of
certain matters discussed in this prospectus and certain other matters and which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, call or write the Fund at the telephone number or address shown above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                 ALLIANCE INSTITUTIONAL RESERVES

                        - Prime Portfolio
                        - Government Portfolio
                        - Tax-Free Portfolio
                        - Treasury Portfolio

Alliance Capital [LOGO](R)

Prospectus
Class C Shares
[            ], 1998

(R)This registered service mark used under license from the owner, Alliance Capital Management L.P.

              EXPENSE INFORMATION - CLASS C SHARES

SHAREHOLDER TRANSACTION EXPENSES

    Class C shares of the Fund have no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.

ANNUAL FUND OPERATING EXPENSES           PRIME      GOVERNMENT  TAX-FREE     TREASURY
(as a percentage of average net          PORTFOLIO  PORTFOLIO   PORTFOLIO    PORTFOLIO
assets, net of expense reimbursement     ---------  ----------  ---------    ---------
or fee waiver)

Management Fees.......................   .20%       .20%        .20%         .20%
12b-1 Fees............................   .25%       .25%        .25%         .25%
Other Expenses........................   None       None        None         None
                                         ---        ---         ---          ------
Total Fund Operating Expenses.........   .45%       .45%        .45%         .45%

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period):
                            1 YEAR  3 YEARS  5 YEARS  10 YEARS
                            ------  -------  -------  --------
Prime Portfolio             $[ ]    $[ ]     $[  ]    $[  ]
Government Portfolio        $[ ]    $[ ]     $[  ]    $[  ]
Tax-Free Portfolio          $[ ]    $[ ]     $[  ]    $[  ]
Treasury Portfolio          $[ ]    $[ ]     $[  ]    $[  ]

    The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Class C shares of the Prime, Government, Tax-Free and Treasury Portfolios will bear directly and indirectly. The expenses listed in the table for each Portfolio are net of voluntary expense reimbursements and voluntary fee waivers. The expenses of such Portfolios, before voluntary expense reimbursements or fee waivers, would be: Prime Portfolio:
Management Fees--.20%, 12b-1 Fees--.25% Other Expenses--.[ ]% and Total Fund Operating Expenses--.[ ]%; Government Portfolio:
Management Fees--.20%, 12b-1 Fees--.25% Other Expenses--.[ ]% and Total Fund Operating Expenses--.[ ]%; Tax-Free Portfolio:
Management Fees--.20%, 12b-1 Fees--.25%, Other Expenses--.[ ]% and Total Fund Operating Expenses--.[ ]%; Treasury Portfolio:
Management Fees--.20%, 12b-1 Fees--.25%, Other Expenses--[ ]% and Total Operating Expenses--[ ]%. Such expenses for the Treasury Portfolio are based on estimated amounts for the Fund's current fiscal year. The example should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown.

                           ----------

    From time to time each Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the investment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvested. Further information about each Portfolio's performance is contained in the annual report to shareholders and Statement of Additional Information which may be obtained without charge by contacting Alliance Fund Services, Inc. at the address or the telephone number shown on the cover of this prospectus.

                          INTRODUCTION

    The Fund consists of five distinct Portfolios, the Class C shares of four of which, the Prime Portfolio, the Government Portfolio, the Tax-Free Portfolio and the Treasury Portfolio, are offered by this prospectus. Each Portfolio invests in a diversified portfolio of money market securities. The Fund is designed for investors who can benefit from money market income. Investors in the Fund avoid certain administrative burdens that they would incur by investing in money market instruments directly, such as monitoring of maturity dates, safeguarding of receipts and deliveries, and the maintenance of tax information and other records. At the time of investment, no security purchased by the Prime Portfolio, the Government Portfolio and the Tax-Free Portfolio can have a maturity exceeding one year, which maturity may extend to 397 days. The Treasury Portfolio may invest in high-quality money market securities which, at the time of investment, have remaining maturities of 397 days or less. The average maturity of each Portfolio cannot exceed 90 days.

               INVESTMENT OBJECTIVES AND POLICIES

    The investment objectives of each Portfolio are--in the following order of priority--safety of principal, excellent liquidity and maximum current income (which, in the case of the Tax-Free Portfolio, is exempt from federal income taxes) to the extent consistent with the first two objectives. As a matter of fundamental policy, each Portfolio, except the Treasury Portfolio, pursues its objectives by maintaining a portfolio of high-quality U.S. dollar-denominated money market securities each of which, at the time of investment, has a remaining maturity of one year or less, which maturity may extend to 397 days or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7 ("Rule 2a-7") under the Investment Company Act of 1940, as amended (the "Act"). The Treasury Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less, which maturities may extend to such greater length of time as may be permitted from time to time pursuant to Rule 2a-7. The fundamental investment policies described below may not be changed for a Portfolio without shareholder approval. The non-fundamental investment policies may be changed upon notice but without such approval. The Fund may in the future establish additional portfolios which may have different investment objectives. There can be no assurance that any Portfolio's objectives will be achieved.

    Each Portfolio will comply with Rule 2a-7, as amended from time to time, including the diversification, quality and maturity requirements imposed by the Rule (a more detailed description of Rule 2a-7 is set forth in the Portfolios' Statement of Additional Information under "Investment Objectives and Policies"). To the extent that a Portfolio's limitations are more permissive than Rule 2a-7, the Portfolio will comply with the more restrictive provisions of the Rule.

PRIME PORTFOLIO

    The money market securities in which the Prime Portfolio invests include: (1) marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities (collectively, the "U.S. Government"); (2) certificates of deposit, bankers' acceptances and interest bearing savings deposits issued or guaranteed by banks or savings and loan associations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation, and certificates of deposit and bankers' acceptances denominated in U.S. dollars and issued by U.S. branches of foreign banks having total assets of at least $1 billion that are believed by the Adviser to be of quality equivalent to that of other such instruments in which it may invest; (3) commercial paper of prime quality [i.e., rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by companies having outstanding debt securities rated AAA or AA by Standard & Poor's, or Aaa or Aa by Moody's] and participation interests in loans extended by banks to such companies; and (4) repurchase agreements that are collateralized fully as that term is defined in Rule 2a-7. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, the Fund's Custodian. For each repurchase agreement, the Portfolio requires continual maintenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, the Portfolio might suffer a loss to the extent the proceeds from the sale of the collateral were less than the repurchase price. The Portfolio may also invest in certificates of deposit issued by, and time deposits maintained at, foreign branches of domestic banks described in (2) above and prime quality dollar-denominated commercial paper issued by foreign companies meeting the criteria specified in (3) above. The Portfolio's commercial paper investments may include variable amount master demand notes which represent a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

    The Portfolio may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. It is the Portfolio's current intention to limit its investment in such securities to not more than 5% of its net assets.

    OTHER FUNDAMENTAL INVESTMENT POLICIES. To maintain portfolio diversification and reduce investment risk, the Portfolio may not
(1) invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry although there is no such limitation with respect to U.S. Government securities or bank obligations, including certificates of deposit, bankers' acceptances and interest bearing savings deposits (such bank obligations are issued by domestic banks, including U.S. branches of foreign banks subject to the same regulation as U.S. banks); (2) invest more than 5% of its assets in the securities of any one issuer (except the U.S. Government) although with respect to 25% of its total assets it may invest without regard to such limitation; (3) invest more than 5% of its assets in the securities of any issuer (except the U.S. Government) having less than three years of continuous operation or purchase more than 10% of any class of the outstanding securities of any issuer (except the U.S. Government); (4) enter into repurchase agreements if, as a result thereof, more than 10% of its assets would be committed to repurchase agreements not terminable within seven days and other illiquid investments; (5) borrow money except from banks on a temporary basis in aggregate amounts not exceeding 15% of its assets; the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist; and (6) mortgage, pledge or hypothecate its assets except to secure such borrowings.

    As a matter of operating policy, the Portfolio may invest no more than 5% of its total assets in first tier securities (as defined in Rule 2a-7) of any one issuer (as determined pursuant to such Rule), except that the Portfolio may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days. Fundamental policy number (2) would give the Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

GOVERNMENT PORTFOLIO

    The securities in which the Government Portfolio invests include: (1) marketable obligations of, or guaranteed by, the U.S. Government, including issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress; and (2) repurchase agreements that are collateralized fully as that term is defined in Rule 2a-7. These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust Company, the Fund's custodian. For each repurchase agreement, the Portfolio requires continual maintenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, the Portfolio might suffer a loss to the extent the proceeds from the sale of the collateral were less than the repurchase price. The Portfolio may commit up to 15% of its net assets to the purchase of when-issued U.S. Government securities. To facilitate such acquisitions, the Fund's Custodian will maintain, in a separate account of the Portfolio, U.S. Government securities or other liquid high-grade debt securities having value equal to, or greater than, such commitments. The price of when-issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for such securities take place at a later time. Normally the settlement date occurs from within ten days to one month after the purchase of the issue. The value of when-issued securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to the Portfolio.

    As a matter of operating policy, which may be changed without shareholder approval, the Government Portfolio attempts to invest in securities that the Adviser believes are legal investments for federal credit unions as set forth in Sections 107(7) and (8) of the Federal Credit Union Act and Part 703 of the National Credit Union Administration regulations.

    OTHER FUNDAMENTAL INVESTMENT POLICIES. To maintain portfolio diversification and reduce investment risk, the Portfolio may not

(1) invest more than 5% of its assets in repurchase agreements with any one counterparty thereof or more than 10% of its assets in repurchase agreements not terminable within seven days and other illiquid investments; (2) borrow money except from banks on a temporary basis in aggregate amounts not exceeding 10% of its assets; the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist; and (3) pledge, hypothecate, or in any manner transfer, as security for indebtedness, its assets except to secure such borrowings.

TAX-FREE PORTFOLIO

    As a matter of fundamental policy, the Tax-Free Portfolio, except when assuming a temporary defensive position, must maintain at least 80% of its total assets in high-grade municipal securities having maturities of one year or less (as opposed to taxable investments described below). Normally, substantially all of its income will be tax-exempt as described below.

    The Portfolio seeks maximum current income that is exempt from federal income taxes by investing principally in a diversified portfolio of high-grade municipal securities. Such income may be subject to state or local income taxes. Investors should compare yields (which will fluctuate in response to market conditions) and tax consequences before making an investment decision.

    Under current federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds" will be treated as an item of tax preference for purposes of the alternative minimum tax ("AMT") imposed on individuals and corporations, though for regular federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all tax-exempt obligations will be included in "adjusted current earnings" of corporations for AMT purposes. The Portfolio may purchase "private activity" municipal securities because such issues have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities. However, the Portfolio will limit its investments so that no more than 20% of its total income is derived from municipal securities that bear interest subject to the AMT.

    MUNICIPAL SECURITIES. The municipal securities in which the Portfolio invests include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

    The Portfolio may invest in securities that have variable or floating rates of interest ("variable rate obligations") whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Variable rate securities purchased may include participation interests in private activity bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 billion. The Portfolio will comply with Rule 2a-7 with respect to its investments in variable rate obligations supported by letters of credit.

    All of the Portfolio's municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's (Aaa and Aa, MIG 1 and MIG 2 or VMIG 1 and VMIG 2) or Standard & Poor's (AAA and AA or SP-1 and SP-2), or judged by the Adviser to be of comparable quality. Securities must also meet credit standards applied by the Adviser.

    To further enhance the quality and liquidity of the securities in which the Tax-Free Portfolio invests, such securities frequently are supported by credit and liquidity enhancements, such as letters of credit, from third party financial institutions. The Portfolio continuously monitors the credit quality of such third parties; however, changes in the credit quality of such a financial institution could cause the Portfolio's investments backed by that institution to lose value and affect the Portfolio's share price.

    The Portfolio also may invest in stand-by commitments, which may involve certain expenses and risks, but such commitments are not expected to comprise a significant portion of its investments. The Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities. For a description of when-issued securities, see above.

    TAXABLE INVESTMENTS. The taxable investments in which the Portfolio may invest include obligations of the U.S. Government and its agencies, high-quality certificates of deposit and bankers' acceptances, prime commercial paper and repurchase agreements.

    OTHER FUNDAMENTAL INVESTMENT POLICIES. To reduce investment risk, the Portfolio may not (1) invest more than 25% of its total assets in municipal securities whose issuers are located in the same state or in municipal securities the interest upon which is paid from revenues of similar-type projects; (2) invest more than 5% of its total assets in the securities of any one issuer except the U.S. Government, although with respect to 25% of its total assets the Portfolio may invest up to 10% per issuer; (3) purchase more than 10% of any class of the voting securities of any one issuer except those of the U.S. Government; (4) invest more than 10% of its assets in repurchase agreements not terminable within seven days (whether or not illiquid) or other illiquid investments; (5) have more than 5% of its assets invested in repurchase agreements with the same vendor; and (6) borrow money except from banks on a temporary basis for extraordinary or emergency purposes in an aggregate amount not to exceed 15% of the Portfolio's total assets; the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist.

    As a matter of operating policy, the Portfolio may invest no more than 5% of its total assets in first tier securities (as defined in Rule 2a-7) of any one issuer (as determined pursuant to such Rule), except that the Portfolio may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days. Fundamental policy number (2) would give the Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future.

TREASURY PORTFOLIO

    The securities in which the Treasury Portfolio invests are
(1) issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds; and (2) repurchase agreements that are collateralized fully (as that term is defined in Rule 2a-7). These agreements are entered into with "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or State Street Bank and Trust company, the Fund's Custodian. For each repurchase agreement, the Portfolio requires continual maintenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. In the event of a dealer default, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. The Treasury Portfolio may commit up to 15% of its net assets to the purchase of when-issued U.S. Treasury securities. Delivery and payment for when-issued securities takes place after the transaction date. The payment amount and the interest rate that will be received on the securities are fixed on the transaction date. The value of such securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to the Portfolio.

    As a matter of operating policy, which may be changed without shareholder approval, the Treasury Portfolio (i) attempts to invest in securities that comply with the requirements of [New Jersey Statutes Section 18A:20-37] so that it will be an eligible investment for boards of education and other local government units within the state of New Jersey, and (ii) does not invest in securities maintained under the U.S. Treasury STRIPS program or enter into repurchase agreements with respect to such securities.

    OTHER FUNDAMENTAL INVESTMENT POLICIES. To maintain portfolio diversification and reduce investment risk, the Treasury Portfolio may not: (1) borrow money except (a) from banks on a temporary basis or (b) by entering into reverse repurchase agreements, in each case in an aggregate amount not exceeding 10% of its assets and exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Portfolio will not purchase any investment while any such borrowings exist; and (2) pledge, hypothecate or in any manner transfer, as security for indebtedness, its assets except to secure such borrowings.

GENERAL

     None of the Portfolios will maintain more than 10% of its net assets in illiquid securities. Illiquid securities may include securities that are not readily marketable, securities subject to legal or contractual restrictions on resale and repurchase agreements not terminable within seven days. Except with respect to the Tax-Free Portfolio, which is not permitted to invest in restricted securities, restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Directors, including securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial paper issued in reliance upon the exemption from registration in
Section 4(2) of the Securities Act, will not be treated as illiquid for purposes of the restriction on illiquid securities. Restricted securities are securities subject to the contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act. As to these securities, a Portfolio is subject to a risk that, should the Portfolio's desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

    Each of the Portfolios may invest in variable rate obligations as permitted by Rule 2a-7. Variable rate obligations have interest rates which are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the interest rate of the variable rate obligation is tied. Some variable rate obligations allow the holder to demand payment of principal and accrued interest at any time, or at specified intervals. Each of the Portfolios follows Rule 2a-7 with respect to the diversification, quality and maturity of variable rate obligations.

                PURCHASE AND REDEMPTION OF SHARES

Class C shares are available through your financial intermediary.

OPENING ACCOUNTS

(1) Telephone the Fund toll-free at (800) 237-5822. The Fund will ask for the (a) name of the account as you wish it to be registered, (b) address of the account, (c) taxpayer identification number and (d) Portfolio of the Fund in which you wish to invest. The Fund will then provide you with an account number.

(2) Instruct your bank to wire Federal Funds exactly as follows:

    ABA 0110 0002 8
    State Street Bank and Trust Company
    Boston, MA  02101
    Alliance Institutional Reserves, Inc.--Prime, Government,
    Tax-Free or Treasury Portfolio
    DDA 9903-279-9
    Your account name  ] as registered
    Your account number] with the Fund

(3) Mail a completed Application Form to:

    Alliance Fund Services, Inc.
    P.O. Box 1520
    Secaucus, New Jersey  07096-1520

SUBSEQUENT INVESTMENTS

(1) Telephone Alliance Fund Services, Inc. toll-free at (800)
    237-5822 to place your order for additional shares.

(2) Instruct your bank to wire Federal Funds to State Street Bank and Trust Company ("State Street Bank") as in (2) above or mail your check or negotiable bank draft payable to Alliance Institutional Reserves, Inc. to Alliance Fund Services, Inc. as in (3) above.

REDEMPTIONS

    A. BY TELEPHONE

    You may withdraw any amount from your account on any Fund business day (any weekday exclusive of days on which the New York Stock Exchange or State Street Bank is closed) between 9:00 a.m. and 5:00 p.m. (Eastern time) via orders given to your financial intermediary or to Alliance Fund Services, Inc. by telephone toll-free (800) 237-5822. Redemption orders must include your account name as registered with the Fund and the account number.

    Telephone redemptions may be made on any Fund business day between 9:00 a.m. and 4:00 p.m. (Eastern time), as described below. If your telephone redemption order is received by your financial intermediary prior to 4:00 p.m. (Eastern time) for the Prime, Government and Treasury Portfolios and prior to 12:00 Noon (Eastern time) for the Tax-Free Portfolio on any Fund business day, we will send the proceeds in Federal Funds by wire to your designated bank account that day. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Redemptions are made without any charge to you.

    During periods of drastic economic or market developments it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone. If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this prospectus. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Alliance Fund Services, Inc. will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including among others, recording such telephone instructions and causing written confirmation of the resulting transactions to be sent to shareholders. If Alliance Fund Services, Inc. did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a fee for handling telephone requests for redemptions.

    B. BY CHECK-WRITING

    With this service, you may write checks made payable to any payee. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your account. First, you must fill out the Signature Card which is available from your financial intermediary. If you wish to establish this check-writing service subsequent to the opening of your Fund account, contact the Fund by telephone or mail. There is no separate charge for the check-writing service, except that State Street Bank will impose its normal charges for checks that are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. The check-writing service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented to State Street Bank for payment.

OBTAINING AN APPLICATION FORM.

    If you wish to obtain an Application Form, or you have questions about the Form, purchasing shares, or other Fund procedures, please telephone Alliance Fund Services, Inc. toll-free at (800) 237-5822.

GENERAL

    A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary or other financial representative with respect to the purchase, sale or exchange of shares made through such financial representative. Such financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund.

    Each portfolio offers two other classes of shares, Class A and Class B, by means of separate prospectuses. The three classes of shares have a common investment objective and investment portfolio and are identical, except as to the level of the distribution services fee paid by each class. Because of the different level of distribution services fees paid by the other two classes of shares, Class C shares are expected to have performance different from Class A and Class B shares. You can obtain more information regarding the other classes by calling Alliance Fund Services, Inc. toll-free at (800) 237-5822 or writing to them at P.O. Box 1520, Secaucus, New Jersey 07096.

    Rule 12b-1 adopted by the Commission under the 1940 Act permits an investment company to pay expenses associated with the distribution of its shares in accordance with a duly adopted
plan.  Effective [         ], 1998, the Fund adopted a "Rule 12b-
1 Plan" and entered into an amended Distribution Agreement (the "Agreement") with Alliance Fund Distributors, Inc., the Fund's distributor ("AFD"), in connection with the distribution of each Portfolio's Class C shares. Pursuant to the Rule 12b-1 Plan, the Fund pays AFD a distribution services fee at an annual rate of
 .25% of the aggregate daily net assets attributable to the Class C shares of each Portfolio. The Glass-Steagall Act and other applicable laws may limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of the Fund's management, based on the advice of counsel, these laws do not prohibit such depository institutions from providing services for investment companies such as the administrative, accounting and other services referred to in the Agreement. In the event that a change in these laws prevented a bank from providing such services, it is expected that other service arrangements would be made and that shareholders would not be adversely affected.

    CHANGES IN APPLICATION FORM. If you decide to change instructions or any other information already given on your Application Form, send a written notice to Alliance Institutional Reserves, Inc., c/o Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey 07096, with your signature guaranteed by an institution which is an "eligible guarantor" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

    INVESTMENTS MADE BY CHECK. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal Funds in one business day following receipt and is then invested in the Fund. Checks drawn on banks which are not members of the Federal Reserve System may take longer to be converted and invested. All payments must be in United States dollars.

    Proceeds from any subsequent redemption by you of Fund shares that were purchased by check will not be forwarded to you until the Fund is reasonably assured that your check has cleared, normally up to fifteen days following the purchase date.

    SHARE PRICE. Shares of each Portfolio of the Fund are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed. The net asset value of each Portfolio's shares, except the Tax-Free Portfolio, is determined each Fund business day (as defined under "Purchase and Redemption of Shares--Redemptions," above), at 12:00 Noon and 4:00 p.m. (Eastern time). The net asset value of the Tax-Free Portfolio shares is determined each Fund business day at 12:00 Noon (Eastern time). The net asset value per Class C share of each Portfolio is calculated by taking the sum of the value of the Portfolio's investments allocable to Class C shares (amortized cost value is used for this purpose) and any cash or other assets allocable to Class C shares, subtracting liabilities allocable to Class C shares, and dividing by the total number of Class C shares of the Portfolio outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

    TIMING OF INVESTMENTS AND REDEMPTIONS. Each Portfolio, except the Tax-Free Portfolio, has two transaction times each business day, 12:00 Noon and 4:00 p.m. (Eastern time). The Tax-Free Portfolio has one transaction time each Fund business day, 12:00 Noon (Eastern time). Investments receive the full dividend for a day if the investor's telephone order is placed by 4:00 p.m. (Eastern time) for the Prime, Government or Treasury Portfolio and Federal Funds or bank wire monies are received by State Street Bank before 4:00 p.m. on that day. Investments receive the full dividend for a day if the investor's telephone order is placed by 12:00 Noon (Eastern time) and Federal Funds or bank wire monies are secured by State Street Bank before 4:00 p.m. on that day with respect to the Tax-Free Portfolio.

    Redemption proceeds are normally wired the same business day if a redemption request is received prior to 12:00 Noon, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions. Shares do not earn dividends on the day a redemption is effected.

    MINIMUMS. An initial investment of at least $1,000,000 in the aggregate among the Portfolios of the Fund is required.

There is no minimum for subsequent investments. The Fund reserves the right at anytime to vary the initial and subsequent investment minimums.

    The Fund reserves the right to close out an account that is below $500,000 after at least 60 days' written notice to the shareholder unless the balance in such account is increased to at least that amount during such period. For purposes of this calculation, the sum of a shareholder's balance in all of the Portfolios will be considered as one account.

                     ADDITIONAL INFORMATION

    THE ADVISER. Alliance Capital Management L.P., which is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an advisory agreement to provide investment advice and, in general, to conduct the management and investment program of the Fund, subject to the general supervision and control of the Directors of the Fund.

    The Adviser is a leading international investment manager supervising client accounts with assets as of December 31, 1997 totaling more than $218 billion (of which approximately $85 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 58 registered investment companies managed by the Adviser comprising 122 separate investment portfolios currently have over three million shareholder accounts. As of December 31, 1997, the Adviser was retained as an investment manager for employee benefit plan assets of 31 of the Fortune 100 companies.

    Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States, which is a wholly-owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA-UAP, a French insurance holding company. Certain information concerning the ownership and control of Equitable by AXA-UAP is set forth in the Statement of Additional Information under "Management of the Fund."

    Each Portfolio pays the Adviser at an annual rate of .2% of the average daily value of its net assets. The Adviser has undertaken until, at its request, the Fund notifies investors to the contrary, that if, in any fiscal year, the aggregate expenses with respect to the Class C shares of a Portfolio, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, but including the management fee and distribution services fee, exceed .45% of the Portfolio's average net assets for the fiscal year attributable to the Class C shares, the Portfolio may deduct from the payment to be made to the Adviser, or the Adviser will bear, such excess expense.

    The Adviser may make payments from time to time from its own resources, which may include the management fees paid by the Portfolios of the Fund to compensate broker-dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of Class C shares of the Fund, including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

    CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR. State Street Bank and Trust Company, P.O. Box 1912, Boston, MA 02105, is the Fund's Custodian. Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, NJ 07096-1520, and Alliance Fund Distributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Fund's Transfer Agent and Distributor, respectively. The Transfer Agent charges a fee for its services.

    DAILY DIVIDENDS, OTHER DISTRIBUTIONS, TAXES. All net income of the Tax-Free Portfolio is determined each business day at 12:00 Noon (Eastern time), and that of the Prime, Government and Treasury Portfolios each business day at 4:00 p.m. (Eastern time), and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares of that Portfolio in each shareholder's account. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

    A Portfolio's net income consists of all accrued interest income on assets less expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net income.

    Distributions out of tax-exempt interest income earned by the Tax-Free Portfolio are not subject to federal income tax (other than the AMT as described above), but may be subject to state or local income taxes. Any exempt-interest dividends derived from interest on municipal securities subject to the AMT will be a tax preference item for purposes of the federal individual and corporate AMT. Distributions out of taxable interest income, other investment income, and short term capital gains are taxable as ordinary income and distributions of long term capital gains, if any, are taxable as long-term capital gains irrespective of the length of time a shareholder held his shares.

    YEAR 2000. Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000. Should any of the computer systems employed by the Fund's major service providers fail to process this type of information properly, that could have a negative impact on the Fund's operations and the services that are provided to the Fund's shareholders. The Adviser, AFD and Alliance Fund Services, Inc., the Fund's transfer agent, have advised the Fund that they are reviewing all of their computer systems with the goal of modifying or replacing such systems prior to January 1, 2000 to the extent necessary to foreclose any such negative impact. In addition, the Adviser has been advised by the Fund's custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this Prospectus, the Fund and the Adviser have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio securities held by the Fund may be adversely affected by the inability of the securities' issuers or of third parties to process this type of information properly.

    FUND ORGANIZATION. The Fund is an open-end management investment company registered under the Act consisting of the four Portfolios offered by this Prospectus, and the Trust Portfolio, which is offered by a separate prospectus. The Fund was organized as a Maryland corporation on March 21, 1990. The Fund's activities are supervised by its Board of Directors. Generally, shares of each portfolio and class will vote together as a single class on matters, such as the election of Directors, that affect each portfolio and class in substantially the same manner.

    Maryland law does not require annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when required by federal or Maryland law. Shareholders have available certain procedures for the removal of directors.

    REPORTS. Shareholders will receive a monthly summary of their account, as well as semi-annual and annual reports.
Shareholders may arrange for a copy of each of their account statements to be sent to other parties.

    The prospectus and statement of additional information relating to the Trust Portfolio of the Registrant, each of which is dated September 2, 1997, are incorporated herein by reference to the Registrant's filing with the Securities and Exchange
Commission pursuant to Rule 497(c) on September 18, 1997.

[LOGO]                 ALLIANCE INSTITUTIONAL RESERVES, INC.
                                            -Prime Portfolio
                                       -Government Portfolio
                                         -Tax-Free Portfolio
                                         -Treasury Portfolio

____________________________________________________________

c/o Alliance Fund Services, Inc.
P.O. Box 1520, Secaucus, New Jersey  07096
Toll Free (800) 221-5672

____________________________________________________________

            STATEMENT OF ADDITIONAL INFORMATION

                    [          ], 1998

___________________________________________________________

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's current
Prospectuses dated [         ], 1998 (the "Prospectus")
which describe the Class A, Class B and Class C shares of the Prime, Government, Tax-Free and Treasury Portfolios of the Fund. A copy of this Prospectus may be obtained by contacting Alliance Fund Services, Inc. at the address or telephone number shown above.


                     TABLE OF CONTENTS

                                                        Page


The Fund..............................................
Investment Objectives and Policies....................
Investment Restrictions ..............................
Management............................................
Expenses of the Fund..................................
Purchase and Redemption of Shares.....................
Daily Dividends-Determination of Net Asset Value......
Taxes.................................................
General Information...................................
Appendix A - Commercial Paper and Bond Ratings........
Appendix B - Description of Municipal Securities......

Financial Statements..................................

Report of Independent Auditors........................

___________________________
(R): This registered service mark used under license from the owner, Alliance Capital Management L.P.

____________________________________________________________

                         THE FUND
____________________________________________________________

    Alliance Institutional Reserves, Inc. (the "Fund") is an open-end investment company. The Prime Portfolio, the Government Portfolio, the Tax-Free Portfolio and the Treasury Portfolio, each of which is diversified (collectively, the "Portfolios"), are described by the Prospectus which supplements this Statement of Additional Information. An additional Portfolio of the Fund, the Trust Portfolio, is described in a separate Prospectus and Statement of Additional Information.

____________________________________________________________

            INVESTMENT OBJECTIVES AND POLICIES
____________________________________________________________

    The investment objectives of each Portfolio are - in the following order of priority - safety of principal, excellent liquidity, and maximum current income (which, in the case of the Tax-Free Portfolio, is exempt from Federal income taxes) to the extent consistent with the first two objectives. As a matter of fundamental policy, each of the Prime Portfolio, the Government Portfolio and the Tax-Free Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities, all of which, at the time of investment, have remaining maturities of one year or less (which maturities, pursuant to Rule 2a-7 under the Investment Company Act of 1940 as amended (the "Act"), may extend to 397 days). The Treasury Portfolio, as a non-fundamental policy, pursues its objectives by investing in the following investments diversified by maturities not exceeding 397 days: issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds and repurchase agreements with respect to those instruments. The Fund may in the future establish additional portfolios which may have different investment objectives. There can be no assurance that any of the Portfolio's objectives will be achieved.

                          General

    Each of the Portfolios will comply with Rule 2a-7 under the Act, as amended from time to time, including the diversification, quality and maturity conditions imposed by the Rule. To the extent that a Portfolio's limitations are more permissive than Rule 2a-7, the Portfolio will comply with the more restrictive provisions of the Rule.

    Currently, pursuant to Rule 2a-7, each Portfolio may invest only in U.S. dollar-denominated "eligible securities" (as that term is defined in the Rule) that have been determined by the Adviser to present minimal credit risks pursuant to procedures approved by the Board of Directors. Generally, an eligible security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROS") or, if only one NRSRO has issued a rating, by that NRSRO (the "requisite NRSROs"). Unrated securities may also be eligible securities if the Adviser determines that they are of comparable quality to a rated eligible security pursuant to guidelines approved by the Board of Directors.
A description of the ratings of some NRSROs appears in Appendix A attached hereto. Securities in which the Portfolios invest may be subject to liquidity or credit [Benhancements. These securities are generally considered to be Eligible Securities if the enhancement or the issuer of the enhancement has received the appropriate rating from the requisite NRSROs.

    Under Rule 2a-7 the Prime, Government, Tax-Free (effective July 1, l998) and Treasury Portfolios may not invest more than five percent of their respective assets in the first tier securities of any one issuer other than the United States Government, its agencies and instrumentalities. Generally, a first tier security is an Eligible Security that has received a short-term rating from the requisite NRSROs in the highest short-term rating category for debt obligations, or is an unrated security deemed to be of comparable quality. Government securities are also considered to be first tier securities. In addition, the Prime Portfolio and the Government Portfolio may not invest in a security that has received, or is deemed comparable in quality to a security that has received, the second highest rating by the requisite number of NRSROs (a "second tier security") if immediately after the acquisition thereof either the Prime Portfolio or the Government Portfolio would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (B) five percent of its total assets in second tier securities (the "second tier security restriction"). Effective July 1, 1998, the second tier security restriction applies to the Tax-Free Portfolio with respect to its investment in the "conduit" securities of second tier issuers. A conduit security for purposes of Rule 2a-7 is a security nominally issued by a municipality, but dependent for principal and interest payments on non-municipal issuer's revenues from a non-municipal project.

                      Prime Portfolio

    The Prime Portfolio may make the following investments diversified by maturities and issuers:

    1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the bank for cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Bank, Federal National Mortgage Association and Tennessee Valley Authority. Some of the securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

    2. Certificates of deposit, bankers' acceptances and interest-bearing savings deposits issued or guaranteed by banks or savings and loan associations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation and certificates of deposit and bankers' acceptances denominated in U.S. dollars and issued by U.S. branches of foreign banks having total assets of at least $1 billion that are believed by the Adviser to be of quality equivalent to that of other such instruments in which the Portfolio may invest. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of Funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. Such certificates may include, for example, those issued by foreign subsidiaries of such banks which are guaranteed by them.
The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain Funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of Funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

    3. Commercial paper, including variable amount master demand notes, of prime quality [rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by domestic and foreign companies which have an outstanding debt issued rated AAA or AA by Standard & Poor's or Aaa or Aa by Moody's] and participation interests in loans extended by banks to such companies. For a description of such ratings see Appendix A. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. For a further description of variable amount master demand notes, see below, "Additional Investment Policies".

    The Portfolio may invest up to 5% of its net assets in high quality (as determined by the requisite number of NRSROs or, if not rated, determined to be of high quality by the Adviser) participation interests having remaining maturities not exceeding one year in loans extended by banks to U.S. and foreign companies. The staff of the Securities and Exchange Commission is currently considering certain issues relating to the effect on a registered investment company of investing in participation interests on the company's ability to meet the diversification requirements of the Act and the Internal Revenue Code and its fundamental policy regarding the concentration of its assets in particular industries. The Adviser believes that the purchase of loan participation interests in accordance with the Portfolio's investment policies will not give rise to the possibility that, as a result of such purchases, the Portfolio will no longer meet the diversification requirements of the Act and the Internal Revenue Code or violate any fundamental policy regarding the concentration of the Portfolio's assets in particular industries, but nevertheless has undertaken to invest in participation interests only after the resolution of these issues by the staff. In a typical corporate loan syndication, a number of institutional lenders lend a corporate borrower a specified sum pursuant to the term and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan. The loan agreement among the corporate borrower and the co-lenders identifies the agent bank as well as sets forth the rights and duties of the parties. The agreement often (but not always) provides for the collateralization of the corporate borrower's obligations thereunder and includes various types of restrictive covenants which must be met by the borrower.

    The participation interests acquired by the Portfolio may, depending on the transaction, take the form of a direct co-lending relationship with the corporate borrower, an assignment of an interest in the loan by a co-lender or another participant or a participation in the seller's share of the loan. Typically, the Portfolio will look to the agent bank to collect principal of and interest on a participation interest, to monitor compliance with loan covenants, to enforce all credit remedies, such as foreclosures on collateral, and to notify co-lenders of any adverse changes in the borrower's financial condition or declarations of insolvency. The agent bank in such cases will be qualified under the Act to serve as a custodian for a registered investment company such as the Fund. The agent bank is compensated for these services by the borrower pursuant to the terms of the loan agreement.

    When the Portfolio acts as a co-lender in connection with a participation interest, or when the Portfolio acquires a participation interest the terms of which provide that the Portfolio will be in privity with the corporate borrower, the Portfolio will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal and interest. In cases where the Portfolio lacks such direct recourse, the Portfolio will look to the agent bank to enforce appropriate credit remedies against the borrower.

    The Adviser believes that the principal credit risk associated with acquiring participation interests from a co-lender or another participant is the credit risk associated with the underlying corporate borrower. The Portfolio may incur additional credit risk, however, when the Portfolio is in the position of participant rather than a co-lender because the Portfolio must assume the risk of insolvency of the co-lender from which the participation interest was acquired and that of any person interpositioned between the Portfolio and the co-lender. However, in acquiring participation interests the Adviser will conduct analysis and evaluation of the financial condition of each such co-lender and participant to ensure that the participation interest meet the Portfolio's high quality standard and will continue to do so as long as it holds a participation.

    4. Repurchase agreements pertaining to the above securities. For a description of repurchase agreements, see below, "Additional Investment Policies - Repurchase
Agreements."

    The Portfolio may make investments in certificates of deposit issued by foreign branches of domestic banks and certificates of deposit or bankers' acceptances issued by U.S. branches of foreign banks specified in paragraph 2 above, and commercial paper issued by foreign companies meeting the rating criteria specified in paragraph 3 above.
To the extent that the Portfolio invests in such instruments, consideration is given to their domestic marketability, the lower reserve requirements generally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions, potential political and social instability or expropriation, imposition of foreign taxes, less government supervision of issuers, difficulty in enforcing contractual obligations and lack of uniform accounting standards.

    The Portfolio may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. Effective July 1, 1998, these securities must generally be rated. The Portfolio may invest in unrated asset backed securities whose assets consist of one or more municipal issuers. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. Generally, the special purpose entity is deemed to be the issuer of the asset-backed security. However, the Portfolio is required to treat any person whose obligations constitute ten percent or more of the assets of the asset-backed security as the issuer of the portion of the asset-backed security such obligations represent. It is the Portfolio's current intention to limit its investment in such securities to not more than 5% of its net assets.

Floating and Variable Rate Obligations. The Portfolio may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days notice. Variable rate demand notes include mater demand notes which are obligations that permit the Prime Portfolio to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Prime Portfolio, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Prime Portfolios right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

    The Portfolio's investment objectives may not be changed without the affirmative vote of a majority of the Portfolio's outstanding shares as defined below. Except as otherwise provided, the investment policies are not designated "fundamental policies" within the meaning of the Act and may, therefore, be changed by the Directors without a shareholder vote. However, the Portfolio will not change its investment policies without contemporaneous written notice to shareholders.

                   Government Portfolio

    The Government Portfolio pursues its objectives by maintaining a portfolio of the following investments diversified by maturities not exceeding one year (which maturities, pursuant to Rule 2a-7 under the Act, may extend to 397 days).

    As a matter of operating policy which may be changed without shareholder approval, the Government Portfolio attempts to invest in securities that the Adviser believes are legal investments for federal credit unions as set forth in Sections 107(7) and (8) of the Federal Credit Union Act and Part 703 of the National Credit Union Administration regulations.

    The Government Portfolio may make the following investments:

    1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the Bank for Cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association and Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

    2. Repurchase agreements pertaining to the above securities. For a description of repurchase agreements, see below, "Additional Investment Policies - Repurchase
Agreements."

    Floating and Variable Rate Obligations. The Portfolio may also purchase floating and variable rate obligations, including floating and variable rate demand notes and bonds. The Portfolio may invest in variable and floating rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Portfolio may also purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice.

                    Tax-Free Portfolio

    As a matter of fundamental policy, the Tax-Free Portfolio, except when assuming a temporary defensive position, must maintain at least 80% of its total assets in high-grade municipal securities having maturities of one year or less (which maturities, pursuant to Rule 2a-7 under the Act, may extend to 397 days), as opposed to taxable investments described below. Normally, substantially all of its income will be tax-exempt as described below.

    To the extent consistent with its other objectives, the Portfolio seeks maximum current income that is exempt from Federal income taxes by investing principally in a diversified portfolio of high-grade municipal securities.
Such income may be subject to state or local income taxes.

Municipal Securities

    The term "municipal securities," as used in the Prospectus and this Statement of Additional Information, means obligations issued by or on behalf of states, territories, and possessions of the United States or their political subdivisions, agencies and instrumentalities, the interest from which is exempt from Federal income taxes.
The municipal securities in which the Portfolio invests include those obligations which at the time of purchase:

    1. are backed by the full faith and credit of the United States; or

    2. are municipal notes rated MIG-1/VMIG-1 or MIG-2/VMIG-2 by Moody's or SP-1 or SP-2 by Standard
         & Poor's or, if not rated, are of equivalent investment quality as determined by the Adviser and ultimately reviewed by the Directors; or

    3. are municipal bonds rated Aa or higher by Moody's, AA or higher by Standard & Poor's or, if not rated, are of equivalent investment quality as determined by the Adviser and ultimately reviewed by the Directors; or

    4. are other types of municipal securities, provided that such obligations are rated Prime-1 by Moody's, A-1 or higher by Standard & Poor's or, if not rated, are of equivalent investment quality as determined by the Adviser and ultimately reviewed by the Directors. (See Appendix B for a description of municipal securities and Appendix A for a description of these ratings.)

    No Portfolio will invest 25% or more of its total assets in the securities of non-governmental issuers conducting their principal business activities in any one industry.

Alternative Minimum Tax

    Under current Federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds" will be treated as an item of tax preference for purposes of the alternative minimum tax ("AMT") imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all tax-exempt obligations will be included in "adjusted current earnings" of corporations for AMT purposes. The Portfolio may purchase "private activity" municipal securities because such issues may provide somewhat higher yields than other comparable municipal securities. However, the Portfolio will limit its investments so that no more than 20% of its total income is derived from municipal securities that bear interest subject to the AMT.

    Investors should consider that, in most instances, no state, municipality or other governmental unit with taxing power will be obligated with respect to AMT-subject bonds. AMT-subject bonds are in most cases revenue bonds and do not generally have the pledge of the credit or the taxing power, if any, of the issuer of such bonds. AMT-subject bonds are generally limited obligations of the issuer supported by payments from private business entities and not by the full faith and credit of a state or any governmental subdivision. Typically the obligation of the issuer of AMT-subject bonds is to make payments to bond holders only out of and to the extent of, payments made by the private business entity for whose benefit the AMT-subject bonds were issued. Payment of the principal and interest on such revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. It is not possible to provide specific detail on each of these obligations in which Fund assets may be invested.

Taxable Securities

    Although the Portfolio expects to be largely invested in municipal securities, the Portfolio may elect to invest up to 20% of its total assets in taxable money market securities when such action is deemed to be in the best interests of shareholders. Such taxable money market securities also are limited to remaining maturities of one year (which maturities may extend to 397 days pursuant to Rule 2a-7) or less at the time of the Portfolio's investment, and the Portfolio's municipal and taxable securities are maintained at a dollar-weighted average of 90 days or less. Taxable money market securities purchased by the Portfolio include those described below:

    1. marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; or

    2. certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks having total assets of more than $1 billion and which are members of the Federal Deposit Insurance
         Corporation; or

    3. commercial paper of prime quality rated A-1 or higher by Standard & Poor's or Prime-1 by Moody's or, if not rated, issued by companies which have an outstanding debt issue rated AA or higher by Standard & Poor's, or Aa or higher by Moody's.
         (See Appendix A for description of these ratings.)

    The Portfolio may also enter into repurchase agreements pertaining to the types of securities in which it may invest. For a description of repurchase agreements, see below, "Additional Investment Policies - Repurchase
Agreements."

Variable Rate Obligations

    The interest rate payable on certain municipal securities in which the Portfolio may invest, called "variable rate" obligations, is not fixed and may fluctuate based upon changes in market rates. The interest rate payable on a variable rate municipal security is adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Other features may include the right of the Portfolio to demand prepayment of the principal amount and accrued interest of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount and accrued interest prior to maturity.
The main benefit of a variable rate municipal security is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate municipal securities enhances the ability of the Portfolio to maintain a stable net asset value per share and to sell an obligation prior to maturity at a price approximating the full principal amount. The payment of principal and interest by issuers of certain municipal securities purchased by the Portfolio may be guaranteed by letter of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a municipal security meets the Portfolio's investment quality requirements.

    Variable rate obligations purchased by the Portfolio may include participation interests in variable rate industrial development bonds that are backed by irrevocable letters of credit or guarantees of banks that meet criteria for banks described above in "Taxable Securities." Purchase of a participation interest gives the Portfolio an undivided interest in certain such bonds. The Portfolio can exercise the right, on not more than 30 days' notice, to sell such an instrument back to the bank from which it purchased the instrument and draw on the letter of credit for all or any part of the principal amount of the Portfolio's participation interest in the instrument, plus accrued interest, but will generally do so only (i) as required to provide liquidity to the Portfolio, (ii) to maintain a high quality investment portfolio, or (iii) upon a default under the terms of the demand instrument. Banks retain portions of the interest paid on such variable rate industrial development bonds as their fees for servicing such instruments and the issuance of related letters of credit and repurchase commitments. The Portfolio follows Rule 2a-7 with respect to its investments in variable rate instruments supported by letters of credit and participation interests.


    The Portfolio will not purchase participation interests in variable rate industrial development bonds unless the interest earned by the Portfolio from the bonds in which it holds participation interests is considered to be exempt from Federal income taxes. The Adviser will monitor the pricing, quality and liquidity of variable rate demand obligations and participation interests therein held by the Portfolio on the basis of published financial information, rating agency reports and other research services to which the Adviser may subscribe.

Standby Commitments

    The Portfolio may purchase municipal securities together with the right to resell them to the seller at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "standby commitment," and the aggregate price which the Portfolio pays for securities with a standby commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Portfolio acquires standby commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, the Portfolio's policy is to enter into standby commitment transactions only with municipal securities dealers which are determined to present minimal credit risks.

    The acquisition of a standby commitment does not affect the valuation or maturity of underlying municipal securities which continue to be valued in accordance with the amortized cost method. Standby commitments acquired by the Portfolio are valued at zero in determining net asset value. Where the Portfolio pays directly or indirectly for a standby commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Standby commitments do not affect the average weighted maturity of the Portfolio's portfolio of securities. The Portfolio does not currently intend to invest more than 5% of its net assets in standby commitments in the coming year.

General

    Yields on municipal securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond and municipal note market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. The achievement of the Portfolio's investment objectives is dependent in part on the continuing ability of the issuers of municipal securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due. Municipal securities historically have not been subject to registration with the Securities and Exchange
Commission, although there have been proposals which would require registration in the future.

    After purchase by the Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event requires sales of such security by the Portfolio, but the Adviser will consider such event in its determination of whether the Portfolio should continue to hold the security. To the extent that the ratings given by Moody's or Standard & Poor's may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings.

    Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal or the interest on its municipal securities may be materially affected.

    Except as otherwise provided above, the Portfolio's investment objectives and policies are not designated
"fundamental policies" within the meaning of the Act and may, therefore, be changed without a shareholder vote.
However, the Portfolio will not change its investment policies without contemporaneous written notice to shareholders.

                    Treasury Portfolio

    The Portfolio pursues its objectives by maintaining a portfolio of the following investments diversified by maturities not exceeding 397 days:

    1. Issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds. Such issues are supported by the full faith and credit of the U.S. Treasury.

    2. Repurchase agreements pertaining to the above securities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon market rate which is effective for the period of time the buyer's money is invested in the security and which is not related to the coupon rate on the purchased security. Repurchase agreements may be entered into with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or with State Street Bank and Trust Company. It is the Portfolio's current practice, which may be changed at any time without shareholder approval, to enter into repurchase agreements only with such primary dealers or State Street Bank and Trust Company, the Fund's Custodian. For each repurchase agreement, the Portfolio requires continual maintenance of the market value of the underlying collateral in amounts equal to, or in excess of, the agreement amount. While the maturities of the underlying collateral may exceed 397 days, the term of the repurchase agreement is always less than 397 days. In the event that a vendor defaulted on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor became bankrupt, the Portfolio might be delayed in selling the collateral. Repurchase agreements often are for short periods such as one day or a week, but may be longer. Repurchase agreements not terminable within seven days will be limited to no more than 10% of the Fund's assets. Pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Act"), a repurchase agreement is deemed to be an acquisition of the underlying securities provided that the obligation of the seller to repurchase the securities from the money market fund is collateralized fully (as defined in such Rule). Accordingly, the vendor of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.

    Reverse Repurchase Agreements. While the Portfolio has no present plans to do so, it may enter into reverse repurchase agreements, which have the characteristics of borrowing and which involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.

    When-Issued Securities. Certain new issues that the Portfolio is permitted to purchase are available on a "when-issued" basis - that is, delivery and payment for the securities take place after the transaction date, normally within ten days (the Portfolio will not make any such commitments of more than thirty days). The payment amount and the interest rate that will be received on the securities are fixed on the transaction date. The Portfolio will make commitments for such when-issued transactions only with the intention of actually acquiring the securities and, to facilitate such acquisitions, the Fund's Custodian will maintain, in a separate account, cash, U.S. Government or other appropriate high-grade debt obligations of the Portfolio having value equal to or greater than such commitments. Similarly, a separate account will be maintained to meet obligations in respect of reverse repurchase agreements. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the securities held in the separate account and/or from then available cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. No when-issued commitments will be made if, as a result, more than 15% of the Portfolio's net assets would be so committed.

    While there are many kinds of short-term securities used by money market investors, the Portfolio, in keeping with its primary investment objective of safety of principal, generally restricts its portfolio to the types of investments listed above. Net income to shareholders is aided both by the Portfolio's ability to make investments in large denominations and by its efficiencies of scale. Also, the Portfolio may seek to improve its income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in money markets. The market value of the Portfolio's investments tends to decrease during periods of rising interest rates and to increase during intervals of falling rates. Except as otherwise provided, the Portfolio's investment policies are not designated "fundamental policies" within the meaning of the Act and may, therefore, be changed by the Directors of the Fund without a shareholder vote. However, the Portfolio will not change its investment policies without contemporaneous written notice to shareholders. There can be no assurance, as is true with all investment companies, that the Portfolio's objectives will be achieved.

    Floating and Variable Rate Obligations. The Portfolio may purchase floating and variable rate obligations, including floating and variable rate demand notes and bonds. The Portfolio may invest in variable and floating rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Portfolio may also purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice.

              Additional Investment Policies

    The following investment policies supplement those set forth above for each Portfolio. Except as otherwise indicated below, such additional policies apply to all Portfolios.

Repurchase Agreements

    A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor on an agreed-upon future date. The resale price is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's money is invested in the security and which is not related to the coupon rate on the purchased security.

Repurchase agreements may be entered into with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or with State Street Bank and Trust Company ("State Street Bank"), the Fund's Custodian. It is each Portfolio's current practice, which may be changed at any time without shareholder approval, to enter into repurchase agreements only with such primary dealers and State Street Bank. For each repurchase agreement, each Portfolio requires continual maintenance of the market value of underlying collateral in amounts equal to, or in excess of, the agreement amount. While the maturities of the underlying collateral may exceed one year, the term of the repurchase agreement is always less than one year. In the event that a counterparty defaulted on its repurchase obligation, a Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor became bankrupt, a Portfolio might be delayed in selling the collateral. Repurchase agreements often are for short periods such as one day or a week, but may be longer. Repurchase agreements not terminable within seven days will be limited to no more than 10% of a Portfolio's assets. Pursuant to Rule 2a-7, a repurchase agreement is deemed to be an acquisition of the underlying securities, provided that the obligation of the seller to repurchase the securities from the money market fund is collateralized fully (as defined in such Rule). Accordingly, the counterparty of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.

Reverse Repurchase Agreements

    Each Portfolio may also enter into reverse repurchase agreements, which involve the sale of money market securities held by a Portfolio with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. The Portfolios do not currently intend to enter into such agreements during the coming year.

When-Issued Securities

    Certain issues that the Government, Tax-Free and Treasury Portfolios are permitted to purchase are offered on a "when-issued" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date.

Normally, the settlement date occurs from within ten days to one month after the purchase of the issue. The Government Portfolio will not make any such commitments of more than thirty days. During the period between purchase and settlement, no payment is made by a Portfolio to the issuer and, thus, no interest accrues to a Portfolio from the transaction. When-issued securities may be sold prior to the settlement date, but each Portfolio makes when-issued commitments only with the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund's Custodian will maintain, in a separate account of each Portfolio, U.S. Government securities or other liquid high grade debt securities having value equal to or greater than commitments held by that Portfolio. Similarly, a separate account will be maintained to meet obligations in respect of reverse repurchase agreements. On delivery dates for such transactions, a Portfolio will meet its obligations from maturities or sales of the securities held in the separate account and/or from the available cash flow. If a Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it can incur a gain or loss. At the time a Portfolio makes the commitment to purchase a security on a when-issued basis, it records the transaction and reflects the value of the security in determining its net asset value. No when-issued commitments will be made if, as a result, more than 15% of a Portfolio's net assets would be so committed.

Illiquid Securities and Restricted Securities

    None of the Portfolios will maintain more than 10% of its net assets in illiquid securities. Illiquid securities may include securities that are not readily marketable, securities subject to legal or contractual restrictions on resale and repurchase agreements not terminable within seven days. Except with respect to the Tax-Free Portfolio, which is not permitted to invest in restricted securities, restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Directors, including securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial paper issued in reliance upon the exemption from registration in Section 4(2) of the Securities Act, will not be treated as illiquid for purposes of the restriction on illiquid securities. Restricted securities are securities subject to the contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act. As to these securities, a Portfolio is subject to a risk that, should the Portfolio's desire to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected.

    In recent years, a large institutional market has developed for certain types of restricted securities including, among others, private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because they are sold in transactions not requiring registration. For example, commercial paper issues in which the Prime Portfolio may invest include, among others, securities issued by major corporations without registration under the Securities Act in reliance on the exemption from registration afforded by Section 3(a)(3) of such Act and commercial paper issued in reliance on the private placement exemption from registration which is afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must also be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Institutional investors, rather than selling these instruments to the general public, often depend on an efficient institutional market in which such restricted securities can be readily resold in transactions not involving a public offering. In many instances, therefore, the existence of contractual or legal restrictions on resale to the general public does not, in practice, impair the liquidity of such investments from the perspective of institutional holders.

    In 1990, in part to enhance the liquidity in the institutional markets for restricted securities, the SEC adopted Rule 144A under the Securities Act to establish a safe harbor from the Securities Act's registration requirements for resale of certain restricted securities to qualified institutional buyers. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be resold in reliance on the safe harbor of Rule 144A. Pursuant to Rule 144A, the institutional restricted securities markets may provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders on a timely basis. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Prime Portfolio, however, could affect adversely the marketability of such portfolio securities and the Prime Portfolio might be unable to dispose of such securities promptly or at reasonable prices. Rule 144A has already produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of Rule 144A and the consequent inception of the PORTAL System sponsored by the National Association of Securities Dealers, Inc., an automated system for the trading, clearance and settlement of unregistered securities.

    The Fund's Directors have the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Directors have delegated the function of making day-to-day determinations of liquidity to the Adviser, pursuant to guidelines approved by the Directors.
The Adviser takes into account a number of factors in determining whether a restricted security being considered for purchase is liquid, including at least the following:

         (i) the frequency of trades and quotations for the security;

        (ii) the number of dealers making quotations to purchase or sell the security;

       (iii) the number of other potential purchasers of the security;

        (iv) the number of dealers undertaking to make a market in the security;

         (v) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer); and

        (vi)  any applicable Securities and Exchange
              Commission interpretation or position with respect to such types of securities.

    To make the determination that an issue of Section 4(2) paper is liquid, the Adviser must conclude that the following conditions have been met:

         (i) the Section 4(2) paper must not be traded flat or in default as to principal or interest; and

        (ii) the Section 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO; if the security is unrated, Alliance must determine that the security is of equivalent quality.

    The Adviser must also consider the trading market for the specific security, taking into account all relevant factors.

    Following the purchase of a restricted security by a Portfolio, the Adviser monitors continuously the liquidity of such security and reports to the Directors regarding purchases of liquid restricted securities.

General

    While there are many kinds of short-term securities used by money market investors, the Portfolios, in keeping with their primary investment objective of safety of principal, generally restrict their investments to the types summarized above. Net income to shareholders is aided both by each Portfolio's ability to make investments in large denominations and by efficiencies of scale. Also, each Portfolio may seek to improve its income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in money markets. The market value of each Portfolio's investments tends to decrease during periods of rising interest rates and to increase during intervals of falling rates. There can be no assurance, as is true with all investment companies, that a Portfolio's objectives will be achieved.

____________________________________________________________

                  INVESTMENT RESTRICTIONS
____________________________________________________________

    Unless otherwise specified to the contrary, the following restrictions may not be changed with respect to a Portfolio without the affirmative vote of (1) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares, whichever is less. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of the Portfolio's assets will not constitute a violation of that restriction.

Prime Portfolio

    The Portfolio may not:

    1. purchase any security which has a maturity date more than one year1 from the date of the Portfolio's purchase;

    2. invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry provided that for purposes of this restriction (a) there is no limitation with respect to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities, or bank obligations, including certificates of deposit, bankers' acceptances and interest-bearing savings deposits (such bank obligations are issued by domestic banks, including U.S. branches of foreign banks subject to the same regulation as U.S. banks) and (b) consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries;

    3.   invest more than 5% of its assets in the securities
of any one issuer2  (exclusive of securities issued or
_________________________

1. Which maturity, pursuant to Rule 2a-7, may extend to 397 days.


2.  The issuer of a security is determined pursuant to Rule
    2a-7.

guaranteed by the United States Government, its agencies or instrumentalities), except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation;

    4. invest in more than 10% of any one class of an issuer's outstanding securities (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

    5. borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in an aggregate amount not to exceed 15% of the Portfolio's assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist;

    6. pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 15% of the Portfolio's assets;

    7. make loans, provided that the Portfolio may purchase money market securities and enter into repurchase agreements;

    8. enter into repurchase agreements if, as a result thereof, more than 10% of the Portfolio's assets would be committed to repurchase agreements not terminable within seven days and other illiquid investments; or

    9. (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein), commodities or commodity contracts, including futures contracts, interests in oil, gas and other mineral exploration or other development programs; (d) purchase securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, call, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Portfolio's assets would be invested in such securities; (g) purchase or retain securities of any issuers if those officers and directors of the Fund and employees of the Adviser who own individually more than 1/2% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities.

Government Portfolio

    The Portfolio may not:

    1. purchase any security which has a maturity date more than one year3 from the date of the Portfolio's purchase;

    2. purchase securities other than marketable obligations of, or guaranteed by, the United States
Government, its agencies or instrumentalities, or repurchase agreements pertaining thereto;

    3. enter into repurchase agreements if, as a result thereof, more than 10% of the Portfolio's assets would be committed to repurchase agreements not terminable within seven days and other illiquid investments or with any one seller if, as a result thereof, more than 5% of the Portfolio's assets would be invested in repurchase agreements purchased from such seller;4 and may not enter into any reverse repurchase agreements if, as a result thereof, the Portfolio's obligations with respect to reverse repurchase agreements would exceed 10% of the Portfolio's assets;


_________________________

3. Which maturity, pursuant to Rule 2a-7, may extend to 397 days.

4. Pursuant to Rule 2a-7, acquisition of a fully collateralized repurchase agreement is deemed to be the acquisition of the underlying securities.

    4. borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not to exceed 10% of the Portfolio's assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist;

    5. pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Portfolio except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 10% of the Portfolio's assets;

    6. make loans, provided that the Portfolio may purchase securities of the type referred to in paragraph 2 above and enter into repurchase agreements with respect thereto; or

    7.   act as an underwriter of securities.

Tax-Free Portfolio

    The Portfolio may not:

    1. purchase any security which has a maturity date more than one year5 from the date of the Portfolio's purchase;

    2. invest more than 25% of its total assets in the securities of issuers conducting their principal business activities in any one industry, provided that for purposes of this policy (a) there is no limitation with respect to investments in municipal securities (including industrial development bonds), securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and bank obligations, including certificates of deposit, bankers' acceptances and interest-bearing savings deposits, (such bank obligations are issued by domestic banks, including U.S. branches of foreign banks subject to the same
_________________________

5. Which maturity, pursuant to Rule 2a-7, may extend to 397 days.

regulation as U.S. banks) and (b) consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries. For purposes of this restriction and those set forth in restrictions 4 and 5 below, the Portfolio will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer;

    3. invest more than 25% of its total assets in municipal securities (a) whose issuers are located in the same state, or (b) the interest upon which is paid from revenues of similar-type projects;

    4.   invest more than 5% of its total assets in the
securities of any one issuer (other than securities issued
or guaranteed by the U.S. Government, its agencies or
instrumentalities) except that with respect to 25% of its
total assets it may invest not more than 10% of such total
assets in the securities of any one issuer.6   For purposes
of such 5% and 10% limitations, the issuer of the letter of credit or other guarantee backing a participation interest in a variable rate industrial development bond is deemed to be the issuer of such participation interest;

    5. purchase more than 10% of any class of the voting securities of any one issuer except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

    6. borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements for extraordinary or emergency purposes in an aggregate amount not to exceed 15% of the Portfolio's total assets. Such borrowings may be used, for example, to facilitate the orderly maturation and sale of portfolio securities during periods of abnormally heavy redemption requests, if they should occur, such borrowings may not be used to purchase investments and the Portfolio will not purchase any investments while borrowings in excess of 5% of total assets exist;

_________________________

6. As a matter of operating policy, pursuant to Rule 2a-7 the Tax-Free Portfolio, effective July l, l998, will invest no more than 5% of its assets in first tier securities of any one issuer. The issuer of a security is determined pursuant to Rule 2a-7.

    7. pledge, hypothecate, mortgage or otherwise encumber its assets except to secure borrowings, including reverse repurchase agreements, effected within the limitations set forth in restriction 6. To meet the requirements of regulations in certain states, the Portfolio, as a matter of operating policy, will limit any such pledging, hypothecating or mortgaging to 10% of its total assets, valued at market, so long as shares of the Portfolio are being sold in those states;

    8. make loans of money or securities except by the purchase of debt obligations in which the Portfolio may invest consistent with its investment objectives and policies and by investment in repurchase agreements;

    9. enter into repurchase agreements (i) not terminable within seven days if, as a result thereof, more than 10% of the Portfolio's total assets would be committed to such repurchase agreements (whether or not illiquid) or other illiquid investments, or (ii) with a particular vendor7 if immediately thereafter more than 5% of the Portfolio's assets would be committed to repurchase agreements entered into with such vendor; or

    10. (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts; (d) purchase any restricted securities or securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts (except for standby commitments as described in the Prospectus and above), calls straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Portfolio's assets would be invested in such securities; (g) purchase or retain securities of any issuer if those officers and directors of the Fund and of the Adviser who own individually more than
_________________________

7. Pursuant to Rule 2a-7, acquisition of a fully collateralized repurchase agreement is deemed to be the acquisition of the underlying securities.

1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer;
or (h) act as an underwriter of securities.

Treasury Portfolio

    The Portfolio:

    1. May not borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not to exceed 10% of the Portfolio's assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Portfolio will not purchase any investment while any such borrowings exist;

    2. May not pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Portfolio except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 10% of the Portfolio's assets;

    3. May not make loans, provided that the Portfolio may purchase securities of the type referred to in paragraph 2 above and enter into repurchase agreements with respect thereto;

    4. May not invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein), commodities or commodity contracts, interests in oil, gas and other mineral exploration or other development programs; and

    5.   May not act as an underwriter of securities.

____________________________________________________________

                        MANAGEMENT
____________________________________________________________

Directors and Officers

    The Directors and principal officers of the Fund and their primary occupations during the past five years are set forth below. Unless otherwise specified, the address of each such person is 1345 Avenue of the Americas, New York, New York 10105. Those Directors whose names are followed by an asterisk are "interested persons" of the Fund as determined under the Act. Each Director and officer is affiliated as such with one or more of the other registered investment companies that are advised by the Adviser.

Directors

    JOHN D. CARIFA,8  [53], is the President, the Chief
Operating Officer and a Director of Alliance Capital
Management Corporation ("ACMC"),9 with which he has been associated since prior to 1993.

    RUTH BLOCK, [66], is a Director of Ecolab Incorporated (specialty chemicals) and Amoco Corporation (oil and gas). Previously, she was an Executive Vice President and Chief Insurance Officer of The Equitable Life Assurance Society of the United States since prior to 1993. Her address is Box 4653, Stamford, Connecticut 06903.

    DAVID H. DIEVLER, [67], was formerly a Senior Vice
President of ACMC, with which he had been associated since prior to 1993. He is currently an independent consultant.
His address is P.O. Box 167, Spring Lake, New Jersey
07762.

    JOHN H. DOBKIN, [55], has been the President of Historic
Hudson Valley (historic preservation) since prior to 1993.

_________________________

8.  An interested person as defined in the Act.


9.  For purposes of this Statement of Additional
    Information, ACMC refers Alliance Capital Management
    Corporation, the sole general partner of the Adviser, and to the predecessor general partner of the Adviser of the same name

From 1987 to 1992, he was a Director of ACMC. His address is 105 West 55th Street, New York, New York 10019.

    WILLIAM H. FOULK, JR., [65], is an Independent
Consultant.  He was formerly Senior Manager of Barrett
Associates, Inc., a registered investment adviser, with which he had been associated since prior to 1993. His address is 2 Hekma Road, Greenwich, CT 06831.

    DR. JAMES M. HESTER, [73], is President of the Harry Frank Guggenheim Foundation and a Director of Union Carbide Corporation with which he has been associated since prior to 1993. He was formerly President of New York University, the New York Botanical Garden and Rector of the United Nations University. His address is 45 East 89th Street, Apt. 39C, New York, New York 10128.

    CLIFFORD L. MICHEL, [58], is a Partner of the law firm of Cahill Gordon & Reindel, with which he has been associated since prior to 1993. He is also President, Chief Executive Officer and Director of Wenonah Development Company (investment holding company) since 1976 and a Director and Member of the Human Resources, Environmental and Safety, and Executive Committees of Placer Dome, Inc. (mining) and since 1996 he is Director, vice Chairman and Treasurer of Atlantic Health Systems Inc. and Atlantic Hospital. From 1988-1994 he was Director of Faber-Castell Corporation (writing instruments),from 1988 to 1993 he was President of the Board of Trustees of St. Marks School and from 1991 to 1996 he was Chairman of the Board of Trustees of Morristown Memorial Hospital (and Memorial Health Foundation). His address is St. Bernard's Road, Gladstone, New Jersey 07934.

    DONALD J. ROBINSON, [63], is currently Senior Counsel of the law firm of Orrick, Herrington & Sutcliffe, from July 1987 to December 1994 he was Senior Partner of that firm and from January to December 1994 he was a Member of the Executive Committee. He was a Trustee of the Museum of the City of New York from 1977 to 1995. His address is 666 Fifth Avenue, 19th Floor, New York, New York 10103.

Officers

    RONALD M. WHITEHILL - President, [59], is a Senior Vice
President of ACMC and President of Alliance Cash Management
Services, with which he has been associated since 1993.

Previously, he was Senior Vice President and Managing
Director of Reserve Fund since prior to 1993.

    KATHLEEN A. CORBET - Senior Vice President, [38], has been a Senior Vice President of ACMC since July 1993.
Previously, she held various responsibilities as head of Equitable Capital Management Corporation's Fixed Income
Management Department, Private Placement Secondary Trading and Fund Management since prior to 1993.

    DREW A. BIEGEL - Senior Vice President, [46], is a Vice
President of ACMC, with which he has been associated since prior to 1993.

    RAYMOND J. PAPERA - Senior Vice President, [41], is a
Vice President of ACMC with which he has been associated since prior to 1993.

    KENNETH T. CARTY - Vice President, [37], is an Assistant
Vice President of ACMC with which he has been associated since prior to 1993.

    JOHN F. CHIODI, JR. - Vice President, [31], is a Vice
President of ACMC with which he has been associated since prior to 1993.

    MARIA R. CONA - Vice President, [42], is an Assistant
Vice President of ACMC with which she has been associated since prior to 1993.

    FRANCIS M. DUNN - Vice President, [27], is an
Administrative Officer of ACMC with which she has been associated since prior to 1993. Previously, she was a mutual fund accountant for Dreyfus.

    JOSEPH R. LASPINA - Vice President, [37], is an
Assistant Vice President of ACMC with which he has been associated since prior to 1993.</R.



    EDMUND P. BERGAN, Jr. - Secretary, [47], is a Senior
Vice President and the General Counsel of Alliance Fund
Distributors, Inc. ("AFD") and Alliance Fund Services, Inc.
("AFS"), with which he has been associated since prior to 1993.

    MARK D. GERSTEN - Treasurer and Chief Financial Officer,
[47], is a Senior Vice President of AFS and AFD, with which he has been associated since prior to 1993.

    VINCENT S. NOTO - Controller, [32], is a Money Market
Fund Manager, Mutual Funds of Alliance Fund Services, Inc., with which he has been associated since prior to 1993.

    The aggregate compensation paid by the Fund to each of the Directors during its fiscal year ended April 30, 1998, the aggregate compensation paid to each of the Directors during calendar year 1997 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "Alliance
Fund Complex"), and the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any registered investment company in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the Alliance Fund
Complex.

                                                                Total Number
                                              Total Number      of Investment
                                              of Registered     Portfolios
                                              Investment        within the
                                              Companies in      Alliance
                                              the Alliance      Fund Complex,
                                              Fund Complex,     Including
                                 Total        Including the     the Fund,
                                 Compensation Fund, as to which as to which
                   Aggregate     from the     the Director      the Director
                   Compensation  Alliance     is a Director     is a Director
Name of Director   From the Fund Fund Complex or Trustee        or Trustee

John D. Carifa         $[   ]        $-0-          54             118
Ruth Block             $[   ]        $164,000      40             80
David H. Dievler       $[   ]        $188,500      47             83
John H. Dobkin         $[   ]        $126,500      44             80
William H. Foulk, Jr.  $[   ]        $176,250      48             113
Dr. James M. Hester    $[   ]        $156,500      40             76
Clifford L. Michel     $[   ]        $194,500      41             92
Donald J. Robinson     $[   ]        $235,500      41             94

    As of [       ], 1998, the Directors and officers of the
Fund as a group owned less than 1% of the outstanding shares of each Portfolio.

The Adviser

    Alliance Capital Management L.P., a New York Stock Exchange listed company with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision and control of the Fund's Directors.

    The Adviser is a leading international investment manager supervising client accounts with assets as of December 31, 1997 of more than $218 billion (of which more than $85 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment Funds and included as of December 31, 1997, 31 of the FORTUNE 100 companies. As of that date, the Adviser and its subsidiaries employ approximately 1,500 employees who operate out of domestic offices and the offices of subsidiaries in Bahrain, Bangalore, Chennai, Istanbul, London, Madrid, Mumbai, Paris, Singapore, Tokyo and Toronto and affiliate offices in Vienna, Warsaw, Hong Kong, Sao Paulo and Moscow. The 58 registered investment companies comprising 122 separate investment portfolios managed by the Adviser currently have more than three million shareholder accounts.

    Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of the Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly-owned subsidiary of the Equitable Companies Incorporated ("ECI"). ECI is a holding company controlled by AXA-UAP a French insurance holding company which at September 30, 1997, beneficially owned approximately 59% of the outstanding voting shares of ECI. As of June 30, 1997, ACMC, Inc. and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, together with Equitable, owned in the aggregate approximately 57% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Adviser.

    AXA-UAP is a holding company for an international group of insurance and related financial services companies. AXA-UAP's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America and the Asia/Pacific area. AXA-UAP is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

    Based on information provided by AXA-UAP, as of September 30, 1997, more than 25% of the voting power of AXA-UAP was controlled directly and indirectly by FINAXA, a French holding company. As of September 30, 1997 more than 25% of the voting power of FINAXA was controlled directly and indirectly by four French mutual insurance companies (the "Mutuelles AXA"), one of which, AXA Assurances I.A.R.D. Mutuelle, itself controlled directly and indirectly more than 25% of the voting power of FINAXA. Acting as a group, the Mutuelles AXA control AXA-UAP and FINAXA.

    Under the Advisory Agreement, the Adviser provides each Portfolio of the Fund and pays all compensation of Directors of the Fund who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund without charge with management supervision and assistance and office facilities. Under the Advisory Agreement, each Portfolio pays the Adviser at an annual rate of .20% of the average daily value of its net assets. The fee is accrued daily and paid monthly.

    The Adviser has undertaken, until, at its request, the Fund notifies investors to the contrary that if, in any fiscal year, the aggregate expenses with respect to a class of shares of a Portfolio, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, but including the management fee and any applicable distribution services fee, exceed .20%, .30% or .45% of a Portfolio's average net assets for the fiscal year attributable to the Portfolio's Class A shares, Class B shares or Class C shares, respectively, the Portfolio may deduct from the payment to be made to the Adviser, or the Adviser will otherwise bear, such excess expenses. For the fiscal year
ended April 30, 1998, the Adviser reimbursed $[        ],
all of which represented advisory fees, $[        ], all of
which represented advisory fees and $[        ], all of
which represented advisory fees for the Prime, Government and Tax-Free Portfolios, respectively. For the fiscal year ended April 30, 1997, the Adviser reimbursed $661,792, all of which represented advisory fees, $289,896, all of which represented advisory fees and $257,876, all of which represented advisory fees for the Prime, Government and Tax-Free Portfolios, respectively. For the fiscal year ended April 30, 1996 the Adviser reimbursed $374,443, all of which represented advisory fees; $241,498, all of which represented advisory fees and $253,985, of which $183,789 represented advisory fees for the Prime, Government and Tax-Free Portfolios, respectively. No information is presented regarding the Class B and Class C shares as those classes will initially be offered on July 1, 1998. The Adviser may make payments from time to time from its own resources, which may include the management fees paid by the Portfolios of the Fund, to compensate broker-dealers, depository institutions and other financial intermediaries that engage in or support the distribution of shares of the Fund, and to pay for the preparation, printing and distribution of prospectuses and other literature or other promotional activities.

    The Advisory Agreement will remain in effect until December 31, 1998, and thereafter for successive twelve month periods computed from each January 1, provided that such continuance is specifically approved at least annually by a vote of a majority of each Portfolio's outstanding voting securities or by the Fund's Board of Directors, including in either case approval by a majority of the Directors who are not parties to the Advisory Agreement or interested persons as defined in the Act. The Advisory
Agreement may be terminated with respect to any Portfolio without penalty on 60 days' written notice at the option of either party or by vote of a majority of the outstanding voting securities of such Portfolio; it will automatically terminate in the event of assignment. The Adviser is not liable for any action or inaction with regard to its obligations under the Advisory Agreement as long as it does not exhibit willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations.

____________________________________________________________

                   EXPENSES OF THE FUND
____________________________________________________________

Distribution Agreement

    The Fund has entered into a Distribution Agreement (the "Agreement") with Alliance Fund Distributors, Inc., the Fund's principal underwriter (the "Principal Underwriter"), to permit the Fund to pay distribution services fees to defray expenses associated with distribution of its Class B and Class C shares in accordance with a plan of distribution which is included in the Agreement and has been duly adopted and approved in accordance with Rule 12b-1 adopted by the Commission under the Act (the "Rule 12b-1 Plan").

    Under the Agreement, the Treasurer of the Fund will report the amounts expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made to the Directors of the Fund for their review on a quarterly basis. Also, the Agreement provides that the selection and nomination of Directors who are not interested persons of the Fund (as defined in the Act) are committed to the discretion of such disinterested Directors then in office. The Agreement was initially approved by the Directors of the
Fund at a meeting held on [     ], 199[ ].

    In approving the Agreement, the Directors of the Fund determined that there was a reasonable likelihood that the Agreement would benefit the Fund and its shareholders. Information with respect to distribution services fees and other revenues and expenses of the Principal Underwriter will be presented to the Directors each year for their consideration in connection with their deliberations as to the continuance of the Agreement. In their review of the Agreement, the Directors will be asked to take into consideration separately with respect to each class the distribution expenses incurred with respect to such class. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

    Distribution services fees will be accrued daily and paid monthly and are charged as expenses of the Fund as accrued. The distribution services fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers, depository institutions or other financial intermediaries and at the same time to permit the Principal Underwriter to compensate such broker-dealers, depository institutions or other financial intermediaries in connection with the sale of such shares. The distribution services fee for a Portfolio is an amount equal to, on an annualized basis,
 .10% of the aggregate average daily net assets attributable to the Class B shares of the Portfolio and .25% of the aggregate average daily net assets attributable to the Class C shares of the Portfolio.

    The Agreement became effective on [       ], 199[ ] with
respect to the Class A shares, and was amended to become effective with respect to the Class B shares and Class C
shares on [         ], 1998. The Agreement will continue in
effect until December 31, 1998 and thereafter with respect to a class of shares of a Portfolio, provided, however, that such continuance with respect to that class is specifically approved annually by the Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities (as defined in the Act) of that class, and in either case, by a majority of the Directors of the Fund who are not parties to this agreement or interested persons, as defined in the Act, of any such party (other than as trustees of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto. In the event that the Agreement is terminated or not continued with respect to the Class B shares or Class C shares, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Principal Underwriter with respect to that class, and (ii) the Fund would not be obligated to pay the Principal Underwriter for any amounts expended under the Agreement not previously recovered by the Principal Underwriter from distribution services fees in respect of shares of such class or through deferred sales charges.

    All material amendments to the Agreement will become effective only upon approval as provided in the preceding paragraph; and the Agreement may not be amended in order to increase materially the costs that of the Fund may bear pursuant to the Agreement without the approval of a majority of the holders of the outstanding voting shares of the Fund or the class or classes of the Fund affected. The Agreement may be terminated (a) by the Fund without penalty at any time by a majority vote of the holders of the Fund's outstanding voting securities, voting separately by class, or by a majority vote of the disinterested Directors or
(b) by the Principal Underwriter. To terminate the Agreement, any party must give the other parties 60 days' written notice; to terminate the Rule 12b-1 Plan only, the Fund is not required to give prior notice to the Principal Underwriter. The Agreement will terminate automatically in the event of its assignment.

Transfer Agency Agreement

    Alliance Fund Services, Inc., an indirect wholly-owned subsidiary of Alliance, receives a transfer agency fee per account holder of each of the Class A shares and Class B shares, Class C shares of the Fund, plus reimbursement for out-of-pocket expenses.

____________________________________________________________

             PURCHASE AND REDEMPTION OF SHARES
____________________________________________________________

    The Fund may refuse any order for the purchase of shares. The Fund reserves the right to suspend the sale of a Portfolio's shares to the public in response to conditions in the securities markets or for other reasons.

    Shareholders maintaining accounts in a Portfolio of the Fund through brokerage firms, depository institutions or other financial intermediaries should be aware that such institutions necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to State Street Bank. Should an investor place a transaction order with such an institution after its deadline, the institution may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution.

    Except with respect to telephone orders, investors whose payment in Federal Funds or bank wire monies are received by State Street Bank by 4:00 p.m. (Eastern time) will become shareholders on, and will receive the dividend declared, that day, with respect to the Prime, Government and Treasury
Portfolios.   An investor's purchase order with respect to
the Tax-Free Portfolio must be received by State Street Bank by 12:00 Noon (Eastern time). A telephone order for the purchase of shares will become effective, and the shares purchased will receive the dividend on shares declared on that day, if such order is placed by 4:00 p.m. (Eastern time) and Federal Funds or bank wire monies are received by State Street bank prior to 4:00 p.m. (Eastern time) of such day, with respect to the Prime, Government and Treasury Portfolios. With respect to the Tax-Free Portfolio, a telephone order for the purchase of shares will become effective, and the shares purchased will receive the dividend on shares declared on that day, if such order is placed by 12:00 Noon (Eastern time) and Federal Funds or bank wire monies are received by State Street bank prior to
12:00 Noon (Eastern time) of such day.   Federal Funds are a
bank's deposits in a Federal Reserve Bank. These Funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available Funds; similar immediate availability is accorded monies received at State Street Bank by bank wire. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal Funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

    All shares purchased are confirmed to each shareholder and are credited to his or her account at net asset value. To avoid unnecessary expense to the Fund and to facilitate the immediate redemption of shares, stock certificates, for which no charge is made, are not issued except upon the written request of the shareholder. Certificates are not issued for fractional shares. Shares for which certificates have been issued are not eligible for any of the optional methods of withdrawal. The Fund reserves the right to reject any purchase order.

    The Fund reserves the right to close out an account that is below $500,000 after at least 60 days' written notice to the shareholder unless the balance in such account is increased to at least that amount during such period. For purposes of this calculation, the sum of a shareholder's balance in all of the Portfolios will be considered as one account.

    A "business day," during which purchases and redemptions of Fund shares can become effective and the transmittal of redemption proceeds can occur, is considered for Fund purposes as any weekday exclusive of national holidays on which the New York Stock Exchange is closed and Good Friday; if one of these holidays falls on a Saturday or Sunday, purchases and redemptions will likewise not be processed on the preceding Friday or the following Monday, respectively. On any such day that is an official bank holiday in Massachusetts, neither purchases nor wire redemptions can become effective because Federal Funds cannot be received or sent by State Street Bank. On such days, therefore, the Fund can only accept redemption orders for which shareholders desire remittance by check. The right of redemption may be suspended or the date of a redemption payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency (as determined by the Securities and Exchange Commission) exists, or the Securities and Exchange Commission has ordered such a suspension for the protection of shareholders. The value of a shareholder's investment at the time of redemption may be more or less than his cost, depending on the market value of the securities held by the Fund at such time and the income earned.

____________________________________________________________

    DAILY DIVIDENDS - DETERMINATION OF NET ASSET VALUE
____________________________________________________________

    All net income of each Portfolio, except the Tax-Free Portfolio, is determined at 12:00 Noon and 4:00 p.m. (Eastern time) and is paid immediately thereafter pro rata to shareholders of record of that Portfolio via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. All net income of the Tax-Free Portfolio is determined at 12:00 Noon (Eastern time) and is paid immediately thereafter pro rata to shareholders of record of the Tax-Free Portfolio via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

    A Portfolio's net income consists of all accrued interest income on assets less expenses allocable to that Portfolio (including accrued expenses and fees payable to the Adviser) applicable to that dividend period. Realized gains and losses of each Portfolio are reflected in its net asset value and are not included in net income. Net asset value per share of each Portfolio is expected to remain constant at $1.00 since all net income of each Portfolio is declared as a dividend each time net income is determined and net realized gains and losses, if any, are expected to be relatively small.

    The valuation of each Portfolio's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of a Portfolio may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

    Each Portfolio of the Fund utilizes the amortized cost method of valuation of portfolio securities in accordance with the provisions of Rule 2a-7 under the Act. Pursuant to such rule, each Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less and invests only in securities of high quality. Each Portfolio also purchases instruments having remaining maturities of no more than one year, which maturities may extend to 397 days. The Portfolios determine the maturity of a security which has a variable or floating rate of interest pursuant to Rule 2a-7. The Fund maintains procedures designed to stabilize, to the extent reasonably possible, the price per share of each Portfolio as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of a Portfolio's portfolio holdings by the Directors at such intervals as they deem appropriate to determine whether and to what extent the net asset value of each Portfolio calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. If such deviation as to any Portfolio exceeds 1/2 of 1%, the Directors will promptly consider what action, if any, should be initiated. In the event the Directors determine that such a deviation may result in material dilution or other unfair results to new investors or existing shareholders, they will consider corrective action which might include (1) selling instruments held by the affected Portfolio prior to maturity to realize capital gains or losses or to shorten average portfolio maturity;
(2) withholding dividends of net income on shares of that Portfolio; or (3) establishing a net asset value per share of the Portfolio by using available market quotations or equivalents.

    The net asset value of the shares of each Portfolio, except the Tax-Free Portfolio, is determined each Fund business day (and on such other days as the Directors deem necessary) at 12:00 Noon and 4:00 p.m. (Eastern time). The net asset value of the shares of the Tax-Free Portfolio is determined each Fund business day (and on such other days as the Directors deem necessary) at 12:00 Noon (Eastern time). The net asset value per share of a Portfolio is calculated by taking the sum of the value of the Portfolio's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares of that Portfolio outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

____________________________________________________________

                           TAXES
____________________________________________________________

Federal Income Tax Considerations

    The Prime, Government, Tax-Free and Treasury Portfolios intend to qualify for each taxable year as "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code") and, as such, will not be liable for Federal income and excise taxes on the investment company taxable income and net capital gains distributed to their shareholders. Since each Portfolio of the Fund distributes all of its investment company taxable income and net capital gains, each Portfolio should thereby avoid all Federal income and excise taxes.

    Distributions out of taxable interest income, other investment income, and short-term capital gains are taxable to shareholders as ordinary income. Since each Portfolio's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends-received deduction available to corporations. Long-term capital gains, if any, distributed by a Portfolio to a shareholder are taxable to the shareholder as long-term capital gain, irrespective of the length of time he may have held his shares. Any loss realized on shares held for six months or less will be treated as a long-term loss for Federal income tax purposes to the extent of any long-term capital gain distributions received on such shares. Distributions of short and long-term capital gains, if any, are normally made once each year shortly before the close of the Fund's fiscal year, although such distributions may be made more frequently if necessary in order to maintain the Portfolio's net asset value at $1.00 per share.

    With respect to the Tax-Free Portfolio, for shareholder's Federal income tax purposes, distributions to shareholders out of tax-exempt interest income earned by such Portfolio generally is not subject to Federal income tax. Any loss realized on shares of the Tax-Free Portfolio that are held for six months or less will not be realized for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. Shareholders of the Tax-Free Portfolio may be subject to state and local taxes on distributions. Each investor should consult his own tax adviser to determine the status of distributions in his particular state or locality. See, however, above "Alternative Minimum Tax."

    Interest on indebtedness incurred by shareholders to purchase or carry shares of the Tax-Free Portfolio is not deductible for Federal income tax purposes. Under rules of the Internal Revenue Service for determining when borrowed Funds are used for purchasing or carrying particular assets, Tax-Free Portfolio shares may be considered to have been purchased or carried with borrowed Funds even though those Funds are not directly linked to the shares. Further, with respect to the Tax-Free Portfolio, persons who are "substantial users" (or related persons) of facilities financed by private activity bonds (within the meaning of Section 147(a) of the Internal Revenue Code) should consult their tax advisers before purchasing shares of the Tax-Free Portfolio.

    Substantially all of the dividends paid by the Tax-Free Portfolio are anticipated to be exempt from Federal income taxes. Shortly after the close of each calendar year, a notice is sent to each shareholder advising him of the total dividends paid into his or her account for the year and the portion of such total that is exempt from Federal income taxes. This portion is determined by the ratio of the tax-exempt income to total income for the entire year and, thus, is an annual average rather than day-by-day determination for each shareholder.

____________________________________________________________

                    GENERAL INFORMATION
____________________________________________________________

    Portfolio Transactions. Subject to the general supervision of the Directors of the Fund, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Portfolios.
Because the Portfolios invest in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the Portfolio's shares since the portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis which do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters;
transactions with dealers normally reflect the spread between bid and asked prices.

    The Portfolios have no obligation to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of each Portfolio to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one dealer, the Adviser may, in its discretion, purchase and sell securities through dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with a Portfolio. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information.

Capitalization

    All shares of each Portfolio participate equally in dividends and distributions from that Portfolio, including any distributions in the event of a liquidation. Each share of a Portfolio is entitled to one vote for all purposes. Shares of all classes vote for the election of Directors and on any other matter that affects all Portfolios in substantially the same manner as a single class, except as otherwise required by law. As to matters affecting each Portfolio differently, such as approval of the Advisory Agreement, shares of each Portfolio vote as a separate class. There are no conversion or preemptive rights in connection with any shares of the Fund. Since voting rights are noncumulative, holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors. Procedures for calling a shareholders' meeting for the removal of Directors of the Fund, similar to those set forth in Section 16(c) of the Act and in the Fund's By-Laws, will be available to shareholders of each Portfolio. Special meetings of stockholders for any purpose may be called by 10% of its outstanding shareholders. All shares of each Portfolio when duly issued will be fully paid and non-assessable. The rights of the holders of shares of a class may not be modified except by the vote of a majority of the outstanding shares of such class.

    The Board of Directors is authorized to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional series of shares. Any issuance of shares of another class would be governed by the Act and Maryland law.

    As of the close of business on [         ], 1998, there
were [set forth capitalization].

                                  No. of           % of
Name and Address                  Shares           Class


    Legal Matters. The legality of the shares offered hereby has been passed upon by Seward & Kissel, New York, New York, counsel for the Fund and the Adviser. Seward & Kissel has relied upon the opinion of Venable, Baetjer and Howard LLP, Baltimore,
Maryland 21201, for matters relating to Maryland law.

    Accountants. McGladrey & Pullen LLP, New York, New York, are the independent auditors for the Fund.

    Yield Quotations and Performance Information. Advertisements containing yield quotations for one or more Portfolios for the Fund may from time to time be sent to investors or placed in newspapers, magazines or other media on behalf of the Fund.
These advertisements may quote performance rankings, ratings or data from independent organizations or financial publications such as Lipper Analytical Services, Inc., Morningstar, Inc., IBC's Money Fund Report, IBC's Money Market Insight or Bank Rate Monitor or compare the Fund's performance to bank money market deposit accounts, certificates of deposit or various indices. Yield quotations are calculated in accordance with the standardized method referred to in Rule 482 under the Securities Act of 1933.

    From time to time each Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the investment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvested. Dividends for the Prime Portfolio for
the seven days ended [         ], 1998, after expense
reimbursement, amounted to an annualized yield of [    ]%,
equivalent to an effective yield of [    ]%. Absent such
reimbursement, the annualized yield for such period would have
been [    ]%, equivalent to an effective yield of [    ]%.
Dividends for the Government Portfolio for the seven days ended
[         ], 1998, after expense reimbursement, amounted to an
annualized yield of [    ]%, equivalent to an effective yield of
[    ]%. Absent such reimbursement, the annualized yield for such
period would have been [    ]%, equivalent to an effective yield
of [    ]%. Dividends for the Tax-Free Portfolio for the seven
days ended [         ], 1998 amounted to an annualized yield of
[    ]%, equivalent to an effective yield of [    ]%. Absent such
reimbursement, the annualized yield for such period would have
been [    ]%, equivalent to an effective yield of [     ]%.

    Yield quotations for a Portfolio are thus determined by
(i) computing the net change over a seven-day period, exclusive of the capital changes, in the value of a hypothetical pre-existing account having a balance of one share of such Portfolio at the beginning of such period, (ii) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (iii) multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. A Portfolio's effective annual yield represents a compounding of the annualized yield according to the formula: effective yield + [(base period return + 1) 365/7] - 1.

                FINANCIAL STATEMENTS TO BE ADDED
             BY SUBSEQUENT POST-EFFECTIVE AMENDMENT

____________________________________________________________

                           APPENDIX A
                COMMERCIAL PAPER AND BOND RATINGS
____________________________________________________________

Municipal and Corporate Bonds

    The two higher ratings of Moody's Investors Service, Inc. ("Moody"s) for municipal and corporate bonds are Aaa an Aa.
Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

    The two highest ratings of Standard & Poor's for municipal and corporate bonds AAA and AA. Bonds rated AAA have the highest rating assigned by Standard & Poor's to debt obligation.
Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or Minus (-) sign to show relative standing within rating category.

Short-Term Municipal Securities

    Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of Funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

    Standard & Poor's highest rating for short-term municipal loans is SP-1. Standard & Poor's stated that short-term municipal securities bearing the SP-1 designation have very strong or strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess overwhelming safety characteristics will be given a plus (+) designation. Issues rate SP-2 have satisfactory capacity to pay principal and interest.

Other Municipal Securities and Commercial Paper

    "Prime-1" is the highest rating assigned by Moody's for other short-term municipal securities and commercial paper, and "A-1+" and "A-1" are the two highest ratings for commercial paper assigned by Standard & Poor's (Standard & Poor's does not rate short-term tax-free obligations). Moody's uses the numbers 1, 2, and 3 to denote relative strength within its highest classification of "Prime", while Standard & Poor's uses the number 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A". Issuers rated "Prime" by Moody's have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk, margins of support for current indebtedness are large or stable with cash flow an asset protection well assured, current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Commercial paper issuers rates "A" by Standard & Poor's have the following characteristics: liquidity ratios are better than industry average, long-term debt rating is A or better, the issuer has access to at least two additional channels of borrowing, and basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

____________________________________________________________

                           APPENDIX B
               DESCRIPTION OF MUNICIPAL SECURITIES
____________________________________________________________

    Municipal Notes generally are used to provide for short-term capital needs and usually have maturities of one year or less.
They include the following:

    1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance.. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development . These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

    2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales use and business taxes, and are payable from these specific future taxes.

    3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing
         Programs.

    4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

    5. Construction Loan Notes are sold to provide construction financing. After successful completion and Acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association.

    6. Tax-Exempt Commercial Paper is a short-term obligation with a state maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

    Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

    1. General Obligation Bonds are issued by such entities as states, countries, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

    2. Revenue Bonds generally are secured by the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise of other specific revenue source. Revenue Bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these Bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

    3. Industrial Development Bonds are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These Bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such Bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

                          PART C
                     OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits

(a)      Financial Statements

         Included in the Prospectus:
              Financial Highlights

         Included in the Statement of Additional Information dated September 2, 1997 for the Trust Portfolio of the Registrant, which is incorporated herein by reference:

         (1)  Portfolio of Investments for fiscal year ended
              April 30, 1997.
         (2) Statement of Assets and Liabilities for fiscal year ended April 30, 1997.
         (3)  Statement of Operations for fiscal year ended
              April 30, 1997.
         (4) Statement of Changes in Net Assets for fiscal years ended April 30, 1997 and April 30, 1996.
         (5)  Notes to Financial Statements April 30, 1997.
         (6)  Report of Independent Auditors.

(b)      Exhibits

         (1)(a) Articles of Incorporation - Incorporated by reference to Exhibit 1(a) to Post-
                   Effective Amendment No. 13 to
                   Registrant's Registration Statement on
                   Form N-1A, filed with the Securities and Exchange Commission on August 28, 1997.

                   Certificate of Correction to Articles of Incorporation - Incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 28, 1997.

            (b) Articles Supplementary - Incorporated by reference to Exhibit 1(b) to Post-
                   Effective Amendment No. 13 to
                   Registrant's Registration Statement on

                   Form N-1A, filed with the Securities and Exchange Commission on August 28, 1997.

         (2)       By-Laws - Amended and Restated -
                   Incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 28, 1997.

         (3)       Not applicable.

         (4)       Specimen of Stock Certificate -
                   Incorporated by reference to Exhibit 4 to Pre-Effective Amendment No. 2 to
                   Registrant's Registration Statement on
                   Form N-1A, filed on June 18, 1990.

         (5) Advisory Agreement between the Registrant and Alliance Capital Management L.P. - Incorporated by reference to Exhibit 5 to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 28, 1997.

         (6)       Form of Amended and Restated Distribution
                   Agreement between the Registrant and
                   Alliance Fund Distributors, Inc.- filed
                   herewith.

                   Distribution Agreement between the
                   Registrant and Alliance Fund
                   Distributors, Inc. - Incorporated by
                   reference to Exhibit No. 6 to Post-
                   Effective Amendment No. 13 of the
                   Registrant's Form N-1A, filed August 28,
                   1997.

         (7)       Not applicable.

         (8) Custodian Contract between the Registrant and State Street Bank - Incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 28, 1997.

         (9) Transfer Agency Agreement between the Registrant and Alliance Fund Services, Inc. - Incorporated by reference to
                   Exhibit 9 to Post-Effective Amendment No.
                   13 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 28, 1997.

         (10)(a) Opinion of Messrs. Seward & Kissel - Incorporated by reference to Exhibit 10(a) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed on June 18, 1990.

            (b) Opinion of Messrs. Venable, Baetjer and Howard - Incorporated by reference to
                   Exhibit 10(b) to Pre-Effective Amendment
                   No. 2 to Registrant's Registration
                   Statement on Form N-1A, filed on June 18,
                   1990.

         (11)      Not applicable.

         (12)      Not applicable.

         (13)      Not applicable.

         (14)      Not applicable.

         (15)      Not applicable.

         (16)      Not applicable.

         (18)      Form of Rule 18f-3 Plan - filed herewith.

         Other Exhibits:

         Powers of Attorney of Messrs. Carifa, Dievler,
         Dobkin, Foulk, Hester, Michel, Robinson and Ms.
         Block - filed herewith.

ITEM 25. Persons Controlled by or under Common Control with Registrant.

         Registrant does not control any person.
         Information regarding the persons under common control with the Registrant is contained in Exhibit 22 to the Registration Statement on Form S-1 under the Securities Act of 1933 of The Equitable Holding Companies Incorporated (Registration No. 33-48115).

ITEM 26. Number of Holders of Securities.

                                  Number of Record Holders
         Title of Class           (as of [     ], 1998)

         Common Stock -
           Prime Portfolio                   [   ]
         Common Stock -
           Government Portfolio              [   ]
         Common Stock - Tax-Free
           Portfolio                         [   ]
         Common Stock - Trust Portfolio      [   ]

ITEM 27. Indemnification

         It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland and as set forth in Articles EIGHTH and NINTH of Registrant's Articles of Incorporation, filed as Exhibit 1, and Section 7 of the Distribution Services Agreement filed as
         Exhibit 6(a), all as set forth below. The liability of the Registrant's directors and officers is dealt with in Articles EIGHTH and NINTH of Registrant's Articles of Incorporation, as set forth below. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement filed as Exhibit 5 to this Registration Statement, as set forth below.

         Section 2-418 of the Maryland General Corporation
         Law reads as follows:

              "2-418  INDEMNIFICATION OF DIRECTORS,
              OFFICERS, EMPLOYEES AND AGENTS.--(a) In this section the following words have the meaning indicated.

              (1) "Director" means any person who is or was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

              (2)  "Corporation" includes any domestic or
         foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

              (3)  "Expenses" include attorney's fees.

              (4)  "Official capacity" means the following:

                   (i)  When used with respect to a
         director, the office of director in the
         corporation; and

                   (ii)  When used with respect to a person
         other than a director as contemplated in subsection
         (j), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

                   (iii)  "Official capacity" does not
         include service for any other foreign or domestic corporation or any partnership, a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

              (6)  "Proceeding" means any threatened,
         pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

              (b)(1)  A corporation may indemnify any
         director made a party to any proceeding by reason of service in that capacity unless it is established that:

              (i)  The act or omission of the director was
         material to the matter giving rise to the proceeding; and

                   1.   Was committed in bad faith; or

                   2.   Was the result of active and
                        deliberate dishonesty; or

              (ii)  The director actually received an
         improper personal benefit in money, property, or services; or

              (iii)  In the case of any criminal proceeding,
         the director had reasonable cause to believe that the act or omission was unlawful.

              (2)  (i)  Indemnification may be against
         judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

                   (ii)  However, if the proceeding was one
         by or in the right of the corporation,
         indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

              (3) (i) The termination of any proceeding by judgment, order or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

                   (ii)  The termination of any proceeding
         by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

              (c)  A director may not be indemnified under
         subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

              (d)  Unless limited by the charter:

              (1)  A director who has been successful, on
         the merits or otherwise, in the defense of any proceeding referred to in subsection (b) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

              (2) A court of appropriate jurisdiction upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

              (i)  If it determines a director is entitled
         to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

              (ii)  If it determines that the director is
         fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection (b) of this section or has been adjudged liable under the circumstances described in subsection (c) of this section, the court may order such indemnification as the court shall deem proper. However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

              (3)  A court of appropriate jurisdiction may
         be the same court in which the proceeding involving the director's liability took place.

              (e)(1)  Indemnification under subsection (b)
         of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

              (2)  Such determination shall be made:

              (i)  By the board of directors by a majority
         vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

              (ii) By special legal counsel selected by the board or a committee of the board by vote as set forth in subparagraph (I) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which director who are parties may participate; or

              (iii)     By the stockholders.

              (3)  Authorization of indemnification and
         determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible.
         However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph (ii) of paragraph (2) of this subsection for selection of such counsel.

              (4) Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

              (f)(1)  Reasonable expenses incurred by a
         director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding, upon receipt by the corporation of:

              (i) A written affirmation by the director of the director's good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

              (ii) A written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

              (2)  The undertaking required by subparagraph
         (ii) of paragraph (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

              (3)  Payments under this subsection shall be
         made as provided by the charter, bylaws, or contract or as specified in subsection (e) of this section.

              (g)  The indemnification and advancement of
         expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

              (h)  This section does not limit the
         corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

              (i)  For purposes of this section:

              (1)  The corporation shall be deemed to have
         requested a director to serve an employee benefit plan where the performance of the director's duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan:

              (2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

              (3)  Action taken or omitted by the director
         with respect to an employee benefit plan in the performance of the director's duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

              (j)  Unless limited by the charter:

              (1)  An officer of the corporation shall be
         indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

              (2)  A corporation may indemnify and advance
         expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

              (3) A corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

              (k)(1) A corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request, of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

              (2)  A corporation may provide similar
         protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

              (3)  The insurance or similar protection may
         be provided by a subsidiary or an affiliate of the corporation.

              (l)  Any indemnification of, or advance of
         expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders' meeting or prior to the meeting."

                   Articles EIGHTH and NINTH of the
         Registrant's Articles of Incorporation provide as follows:

EIGHTH: (a) To the full extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

         (b) The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the full extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by By-Law, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the full extent permitted by the Maryland General Corporation Law.

         (c) No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         (d) References to the Maryland General Corporation Law in this Article are to that law as from time to time amended. No amendment to the Charter of the Corporation shall affect any right of any person under this Article based on any event, omission or proceeding prior to the amendment."

NINTH: A director or officer of the Corporation, in his capacity as such director or officer, shall not be personally liable to the Corporation or its stockholders for monetary damages except for liability (i) to extent that it is proved that the person actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to the person is entered in a proceeding based on a finding in the proceeding that the person's actions, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding; provided that nothing herein shall protect any director or officer of the Corporation against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. If the Maryland General Corporation Law is amended to authorize corporate action further eliminating or limiting the personal liability of directors or officers, then the liability of the director or officer of the Corporation shall be eliminated to the fullest extent permitted by the Maryland General Corporation Law, as so amended. Any repeal or modification of this Article NINTH by the stockholders of the Corporation shall not adversely affect any right or protection of a director or officer of the Corporation existing at the time of such repeal or modification based on events or omissions prior thereto.

         The Advisory Agreement between the Registrant and
Alliance Capital Management L.P. provides that Alliance
Capital Management L.P. will not be liable under such agreement for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect Alliance Capital
Management L.P. against any liability to the Registrant or its security holders to which it would otherwise be subject by reason of wilful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its duties and obligations thereunder.

         The Distribution Agreement between the Registrant and Alliance Fund Distributors, Inc. provides that the Registrant will indemnify, defend and hold Alliance Fund Distributors, Inc., and any person who controls it within the meaning of Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which Alliance Fund Distributors, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement, Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in any one of the foregoing or necessary to make the statements in any one of the foregoing not misleading.

         The foregoing summaries are qualified by the entire text of Registrant's Articles of Incorporation, the Advisory Agreement between Registrant and Alliance Capital Management L.P. and the Distribution Agreement between Registrant and Alliance Fund Distributors, Inc. which are filed herewith as Exhibits 1, 5 and 6(a), respectively, in response to Item 24 and each of which are incorporated by reference herein.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officer and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         The Registrant participates in a joint directors and officers liability insurance policy issued by the ICI
Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management
L.P. Under this policy, outside trustees and directors would be covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 28. Business and Other Connections of Investment
         Adviser.

              The descriptions of Alliance Capital
         Management L.P. under the caption "The Adviser" in the Prospectus and "Management of the Fund" in the Prospectus and in the Statement of Additional
         Information constituting Parts A and B,
         respectively, of this Registration Statement are incorporated by reference herein.

              The information as to the directors and
         executive officers of Alliance Capital Management
         Corporation, the general partner of Alliance
         Capital Management L.P., set forth in Alliance
         Capital Management L.P.'s Form ADV filed with the
         Securities and Exchange Commission on April 21,
         1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

Item 29. Principal Underwriters

         (a)  Alliance Fund Distributors, Inc., the
              Registrant's Principal Underwriter in
              connection with the sale of shares of the Registrant, also acts as Principal Underwriter for the following registered investment companies:

                   ACM Institutional Reserves, Inc.
                   AFD Exchange Reserves
                   Alliance All-Asia Investment Fund, Inc.
                   Alliance Balanced Shares, Inc.
                   Alliance Bond Fund, Inc.
                   Alliance Capital Reserves
                   Alliance Developing Markets Fund, Inc.
                   Alliance Global Dollar Government Fund, Inc.
                   Alliance Global Small Cap Fund, Inc.
                   Alliance Global Strategic Income Trust, Inc.
                   Alliance Government Reserves
                   Alliance Greater China '97 Fund, Inc.
                   Alliance Growth and Income Fund, Inc.
                   Alliance High Yield Fund, Inc.
                   Alliance Income Builder Fund, Inc.
                   Alliance Institutional Funds, Inc.
                   Alliance International Fund
                   Alliance International Premier Growth Fund,
                     Inc.
                   Alliance Limited Maturity Government Fund, Inc. Alliance Mortgage Securities Income Fund, Inc. Alliance Multi-Market Strategy Trust, Inc. Alliance Municipal Income Fund , Inc.
                   Alliance Municipal Income Fund II
                   Alliance Municipal Trust
                   Alliance New Europe Fund, Inc.
                   Alliance North American Government Income
                     Trust, Inc.
                   Alliance Premier Growth Fund, Inc.
                   Alliance Quasar Fund, Inc.
                   Alliance Real Estate Investment Fund, Inc.
                   Alliance/Regent Sector Opportunity Fund, Inc. Alliance Short-Term Multi-Market Trust, Inc. Alliance Technology Fund, Inc.
                   Alliance Utility Income Fund, Inc.
                   Alliance Variable Products Series Fund, Inc.
                   Alliance World Income Trust, Inc.
                   Alliance Worldwide Privatization Fund, Inc.

                   Fiduciary Management Associates
                   The Alliance Fund, Inc.
                   The Alliance Portfolios

    (b)  The following are the Directors and Officers of Alliance
         Fund Distributors, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New
         York, 10105.


                      Positions and Offices Positions and Offices
Name                     With Underwriter       With Registrant

Michael J. Laughlin      Chairman

Robert L. Errico         President

Edmund P. Bergan, Jr.    Senior Vice President,  Secretary
                         General Counsel and
                         Secretary

Karen J. Bullot          Senior Vice President

James S. Comforti        Senior Vice President

James L. Cronin          Senior Vice President

Daniel J. Dart           Senior Vice President

Richard A. Davies        Senior Vice President,
                         Managing Director

Byron M. Davis           Senior Vice President

Anne S. Drennan          Senior Vice President
                         and Treasurer

Mark J. Dunbar           Senior Vice President

Bradley F. Hanson        Senior Vice President

Geoffrey L. Hyde         Senior Vice President

Robert H. Joseph, Jr.    Senior Vice President
                         and Chief Financial Officer

Richard E. Khaleel       Senior Vice President

Stephen R. Laut          Senior Vice President

Daniel D. McGinley       Senior Vice President

Ryne A. Nishimi          Senior Vice President

Antonios G. Poleonadkis  Senior Vice President

Robert E. Powers         Senior Vice President

Richard K. Sacculo       Senior Vice President

Gregory K. Shannahan     Senior Vice President

Joseph F. Sumanski       Senior Vice President

Peter J. Szabo           Senior Vice President

Nicholas K. Willett      Senior Vice President

Richard A. Winge         Senior Vice President

Jamie A. Atkinson        Vice President

Benji A. Baer            Vice President

Kenneth F. Barkoff       Vice President

Casimir F. Bolanowski    Vice President

Michael E. Brannan       Vice President

Timothy W. Call          Vice President

Kevin T. Cannon          Vice President

John R. Carl             Vice President

William W. Collins, Jr.  Vice President

Leo H. Cook              Vice President

Richard W. Dabney        Vice President

John F. Dolan            Vice President

John C. Endahl           Vice President

Sohaila S. Farsheed      Vice President

William C. Fisher        Vice President

Gerard J. Friscia        Vice President
                         & Controller

Andrew L. Gangolf        Vice President          Assistant
                         and Assistant           Secretary
                         General Counsel

Mark D. Gersten          Vice President          Treasurer and
                                                 Chief Financial
                                                 Officer

Joseph W. Gibson         Vice President

Charles M. Greenberg     Vice President

Alan Halfenger           Vice President

William B. Hanigan       Vice President

Scott F. Heyer           Vice President

George R. Hrabovsky      Vice President

Valerie J. Hugo          Vice President

Scott Hutton             Vice President

Thomas K. Intoccia       Vice President

Larry P. Johns           Vice President

Richard D. Keppler       Vice President

Gwenn M. Kessler         Vice President

Donna M. Lamback         Vice President

James M. Liptrot         Vice President

James P. Luisi           Vice President

Christopher J. MacDonald Vice President

Michael F. Mahoney       Vice President

Shawn P. McClain         Vice President

Thomas F. Monnerat       Vice President

Joanna D. Murray         Vice President

Nicole Nolan-Koester     Vice President

John C. O'Connell        Vice President

John J. O'Connor         Vice President

James J. Posch           Vice President

Domenick Pugliese        Vice President          Assistant
                         and Assistant           Secretary
                         General Counsel

Bruce W. Reitz           Vice President

Karen C. Satterberg      Vice President

Robert C. Schultz        Vice President

Raymond S. Sclafani      Vice President

Richard J. Sidell        Vice President

Teris A. Sinclair        Vice President

Andrew D. Strauss        Vice President

Michael J. Tobin         Vice President

Joseph T. Tocyloski      Vice President

Martha D. Volcker        Vice President

Patrick E. Walsh         Vice President

William C. White         Vice President

Emilie D. Wrapp          Vice President          Assistant
                         and Special Counsel     Secretary

Michael W. Alexander     Assistant Vice
                         President

Richard J. Appaluccio    Assistant Vice
                         President

Charles M. Barrett       Assistant Vice
                         President

Robert F. Brendli        Assistant Vice
                         President

Maria L. Carreras        Assistant Vice
                         President

John P. Chase            Assistant Vice
                         President

Russell R. Corby         Assistant Vice
                         President

John W. Cronin           Assistant Vice
                         President

Terri J. Daly            Assistant Vice
                         President

Joseph A. DiMeglio       Assistant Vice
                         President

Faith C. Dunn            Assistant Vice
                         President

John E. English          Assistant Vice
                         President

Duff C. Ferguson         Assistant Vice
                         President

John Grambone            Assistant Vice
                         President

Brian S. Hanigan         Assistant Vice
                         President

James J. Hill            Assistant Vice
                         President

Edward W. Kelly          Assistant Vice
                         President

Michael Laino            Assistant Vice
                         President

Nicholas J. Lapi         Assistant Vice
                         President

Kristine J. Luisi        Assistant Vice
                         President

Patrick Look             Assistant Vice President
                         & Assistant Treasurer

Richard F. Meier         Assistant Vice
                         President

Richard J. Olszewski     Assistant Vice
                         President

Catherine N. Peterson    Assistant Vice
                         President

Carol H. Rappa           Assistant Vice
                         President

Clara Sierra             Assistant Vice
                         President

Gayle S. Stamer          Assistant Vice
                         President

Vincent T. Strangio      Assistant Vice
                         President

Wesley S. Williams       Assistant Vice
                         President

Christopher J. Zingaro   Assistant Vice
                         President

Mark R. Manley           Assistant Secretary

         (c)       Not applicable.

ITEM 30. Location of Accounts and Records.

         The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Fund Services, Inc. 500 Plaza Drive, Secaucus, New Jersey 07094 and at the offices of State Street Bank and Trust Company, the Registrant's Custodian, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105.

ITEM 3l. Management Services.

         Not applicable.

ITEM 32. Undertakings.

         Subject to the terms and conditions of Section
15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

         The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                         SIGNATURE

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 14th day of April, 1998.

                   ACM INSTITUTIONAL RESERVES, INC.

                   By   /s/  John D. Carifa
                        ___________________________
                             John D. Carifa
                             Chairman


         Pursuant to the requirements of the Securities Act of l933, as amended, this Amendment to the Registration
Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                    Title          Date

1)  Principal
    Executive Officer

    /s/  John D. Carifa      Chairman       April 14, 1998
    _____________________
         John D. Carifa

2)  Principal Financial and
    Accounting Officer

    /s/  Mark D. Gersten     Treasurer      April 14, 1998
    _____________________    and Chief
         Mark D. Gersten     Financial
         Officer

    All of the Directors:
    ____________________

    Ruth Block
    John D. Carifa
    David H. Dievler

    John H. Dobkin
    William H. Foulk, Jr.
    James M. Hester
    Clifford L. Michel
    Donald J. Robinson

By: /s/ Edmund P. Bergan, Jr.               April 14, 1998
    _______________________
    (Attorney-in-Fact)
    Edmund P. Bergan, Jr.

                     Index to Exhibits


(6)      Form of Amended and Restated Distribution Agreement

(18)     Form of Rule 18f-3 Plan

Other Exhibits: Powers of Attorney of Messrs. Carifa,
Dievler, Dobkin, Foulk, Hester, Michel, Robinson and Ms.
Block.








































                           C-25
00250072.AO5